UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21082
                                                     ---------------------

                      Nuveen Quality Preferred Income Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: July 31
                                           ------------------

                  Date of reporting period: January 31
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Nuveen Investments
Closed-End
Exchange-Traded
Funds

                                              SEMIANNUAL REPORT January 31, 2004


NUVEEN QUALITY PREFERRED INCOME FUND
JTP

NUVEEN QUALITY PREFERRED INCOME FUND 2
JPS

NUVEEN QUALITY PREFERRED INCOME FUND 3
JHP

Photo of: Man holding up small boy.
Photo of: 2 women with 2 girls looking at seashells.

HIGH CURRENT INCOME
FROM A PORTFOLIO OF
INVESTMENT-GRADE
PREFERRED SECURITIES


Logo: NUVEEN Investments

FASTER INFORMATION
 RECEIVE YOUR
       NUVEEN FUND REPORT
           ELECTRONICALLY



By registering for electronic delivery, you will receive an e-mail as soon as your Nuveen Fund information is available. Click on the link and you will be taken directly to the report. Your Fund report can be viewed and saved on your computer. Your report will arrive faster via e-mail than by traditional mail.

Registering is easy and only takes a few minutes (see instructions at right).

--------------------------------------------------------------------------------
SOME COMMON CONCERNS:

WILL MY E-MAIL ADDRESS BE DISTRIBUTED TO OTHER COMPANIES?

No, your e-mail address is strictly confidential and will not be used for anything other than notification of shareholder information.

WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.
--------------------------------------------------------------------------------

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1 Go to WWW.INVESTORDELIVERY.COM and follow the simple instructions, using the address sheet that accompanied this report as a guide.

2 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen and follow the simple instructions.

3 Click Submit. Confirm the information you just entered is correct, then click Submit again.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

Logo: NUVEEN Investments

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board


Sidebar text: We remain convinced that maintaining a well-balanced portfolio is an important way to help you reduce overall investment risk.


Dear SHAREHOLDER

I am pleased to report that over the period ended January 31, 2004, the three Nuveen Quality Preferred Income Funds continued to provide you with attractive monthly income, strong total return, and the opportunity for enhanced diversification within your investment portfolio. For more specific information about the performance of the Funds, please see the Portfolio Managers' Perspective and Performance Overview sections of this report.

In the current environment, we remain convinced that a well-balanced portfolio, structured and monitored with the help of an investment professional, can be an important tool in helping to reduce overall investment risk and position yourself to achieve your long-term financial goals. In this context, the preferred securities in your Nuveen Fund can represent an important element of diversification within an overall portfolio crafted to perform well through a variety of market conditions.

As in past letters, I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

                                                /s/ Timothy R. Schwertfeger

                                                Timothy R. Schwertfeger
                                                Chairman of the Board

                                                March 15, 2004

Nuveen Closed-End Exchange-traded funds (JTP, JPS, JHP)

Managers' Perspective

The Funds are managed by a team of specialists at Spectrum Asset Management, Inc., an affiliate of Principal CapitalSM. Mark Lieb, Bernie Sussman and Phil Jacoby, who have more than 50 years of combined experience in the preferred securities markets, lead the team. Here Mark, Bernie and Phil talk about general economic conditions, their management strategy and the performance of the Funds for the period ended January 31, 2004.



WHAT WAS THE GENERAL MARKET ENVIRONMENT FOR PREFERRED SECURITIES FOR THE PERIOD ENDED JANUARY 31, 2004?

For most of this period, market conditions were favorable and, as a result, preferred securities were among the best performers within the fixed-income sector for the 12 months ended January 31, 2004. Both individual and institutional investors were aggressive buyers of preferred securities during this period because, in our opinion, of the attractive yields that preferred securities offered relative to alternative investments. The credit quality environment, especially among the financial industry-oriented issuers, was positive, reflecting improvement in the general economy and in the equity markets. New issuance of preferred securities was robust over the period, with a total of $42.1 billion coming to market during 2003. As of December 31, 2003, the size of the hybrid preferred securities market, in which the Funds primarily invest, was approximately $219 billion.

IN THIS ENVIRONMENT, HOW DID THE FUNDS PERFORM?

Each of the Funds performed well during the 12 months ended January 31, 2004. Their performances, as well as the performance of several widely-followed market indexes, are shown in the nearby chart.

TOTAL RETURN ON NET ASSET VALUE
12 MONTHS ENDED JANUARY 31, 2004
--------------------------------------------------
JTP                                         18.56%

JPS                                         19.77%

JHP                                         18.14%

Lehman Aggregate Bond Index1                 4.85%

Merrill Lynch Preferred Stock
  Hybrid Securities Index2                   9.39%
--------------------------------------------------

For this performance period, each Fund provided a better total return than the unleveraged, unmanaged Lehman Aggregate Bond Index and the unleveraged, unmanaged Merrill Lynch Preferred Stock Hybrid Securities Index.

The Funds' strong performances were a function of several factors. First, as already noted, the hybrid preferred securities market - which represents the type of securities in which the Funds primarily invest - performed well over the period. Second, the Funds benefited from their use of leverage. Leveraging can add volatility to a Fund's net asset value and share price. However, this strategy also can provide opportunities for net asset value appreciation and enhanced income for common shareholders. Third, the Funds maintained a relatively heavy weighting in financial industry issues when compared with the indexes. Financial issues tended to outperform many other sectors

1 The Lehman Brothers Aggregate Bond Index is an unmanaged index that includes all investment-grade, publicly issued, fixed-rate, dollar-denominated, nonconvertible debt issues and commercial mortgage backed securities with maturities of at least one year and outstanding par values of $150 million or more.

2 The Merrill Lynch Preferred Stock Hybrid Securities Index, an unmanaged index of investment-grade, exchange-traded preferred stocks with outstanding market values of at least $30 million and at least one year to maturity.

over this measurement period. In addition, the Funds also benefited in varying degrees from their holdings of mandatory convertible securities and from several specific trades that took advantage of market inefficiencies.

All three Funds continued to provide attractive monthly income through the period. Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund's net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute negative UNII which will likewise be reflected in the Fund's net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders. As of January 31, 2004, all three Funds had negative UNII.

As of January 31, 2004, JTP was trading at a premium to its net asset value, while JPS and JHP were trading at discounts. For additional performance information, please see the individual Performance Overview pages for your Fund in this report.

WHAT KEY STRATEGIES AND TACTICS WERE USED TO MANAGE THE FUNDS DURING THE PERIOD ENDED JANUARY 31, 2004?

For each of these Funds, our strategic goal was to maximize the income generated from a well-diversified, high quality portfolio of preferred securities. In addition, we tried to enhance the total return of each Fund by looking to exploit price inefficiencies between preferred securities valuations and more senior corporate debt, as well as between $25 par, listed preferred securities and $1,000 par, unlisted preferred securities of the same issuer.

We also sought to lessen the potential effects of higher future interest rates on the values of the Funds' holdings by focusing on higher coupon, "cushioned" issues that trade at a premium to par and are priced on a yield-to-call basis. We believed that these securities, generally available in the secondary market, represented better value in many cases than some of the current coupon, new issues that came to market during the period.

NUVEEN QUALITY PREFERRED INCOME FUND

Performance
  OVERVIEW As of January 31, 2004


JTP

Portfolio Statistics
==================================================
Share Price                                 $15.87
--------------------------------------------------
Common Share Net Asset Value                $15.21
--------------------------------------------------
Premium/(Discount) to NAV                    4.34%
--------------------------------------------------
Latest Dividend                             $.1050
--------------------------------------------------
Market Yield                                 7.94%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $979,873
--------------------------------------------------

                                        % of Total
Top Five Industries                    Investments
==================================================
Banking                                        22%
--------------------------------------------------
Real Estate Investment Trusts                  14%
--------------------------------------------------
Banking - Foreign                              13%
--------------------------------------------------
Utilities                                       6%
--------------------------------------------------
Insurance - P&C- Foreign                        6%
--------------------------------------------------

                                        % of Total
Top Five Issuers                       Investments
==================================================
Wachovia Corporation                          3.4%
--------------------------------------------------
ING Groep NV                                  3.2%
--------------------------------------------------
Abbey National Public Limited Company         3.0%
--------------------------------------------------
Zurich Financial Services                     2.8%
--------------------------------------------------
HSBC National Public Limited Company          2.7%
--------------------------------------------------

Average Annual Total Return
(Inception 6/25/02)
==================================================
                      on Share Price        on NAV
--------------------------------------------------
1-Year                        12.05%        18.56%
--------------------------------------------------
Since Inception               12.19%        12.63%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY DIVIDENDS PER SHARE
Feb                                 0.105
Mar                                 0.105
Apr                                 0.105
May                                 0.105
Jun                                 0.105
Jul                                 0.105
Aug                                 0.105
Sep                                 0.105
Oct                                 0.105
Nov                                 0.105
Dec                                 0.105
Jan                                 0.105


Line Chart:
SHARE PRICE PERFORMANCE

1/31/03                             15.42
                                    15.35
                                    15.28
                                    15.29
                                    15.22
                                    15.05
                                    14.98
                                    14.69
                                    14.94
                                    15.11
                                    15.17
                                    15.29
                                    15.14
                                    15.45
                                    15.64
                                    15.68
                                    15.79
                                    15.76
                                    15.73
                                    15.8
                                    16.02
                                    15.79
                                    15.26
                                    14.13
                                    14.7
                                    14.06
                                    14.28
                                    14.61
                                    14.86
                                    14.9
                                    14.86
                                    14.9
                                    15.09
                                    15
                                    15.18
                                    15.49
                                    15.47
                                    15.52
                                    15.42
                                    15.51
                                    15.6
                                    15.55
                                    15.8
                                    15.96
                                    15.97
                                    15.8
1/31/04                             15.87

Weekly Closing Price
Past performance is not predictive of future results.

Nuveen Quality Preferred Income Fund  2

Performance
  OVERVIEW As of January 31, 2004


JPS


Portfolio Statistics
==================================================
Share Price                                 $15.89
--------------------------------------------------
Common Share Net Asset Value                $16.15
--------------------------------------------------
Premium/(Discount) to NAV                   -1.61%
--------------------------------------------------
Latest Dividend                             $.1050
--------------------------------------------------
Market Yield                                 7.93%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                    $1,929,733
--------------------------------------------------

                                        % of Total
Top Five Industries                    Investments
==================================================
Banking                                        21%
--------------------------------------------------
Banking - Foreign                              15%
--------------------------------------------------
Real Estate Investment Trusts                  11%
--------------------------------------------------
Financial                                       8%
--------------------------------------------------
Utilities                                       7%
--------------------------------------------------

                                        % of Total
Top Five Issuers                       Investments
==================================================
Wachovia Corporation                          3.6%
--------------------------------------------------
Abbey National Public Limited Company         3.1%
--------------------------------------------------
ING Groep NV                                  3.0%
--------------------------------------------------
Everest Reinsurance Holdings Inc.             2.9%
--------------------------------------------------
ABN AMRO Bank NV                              2.4%
--------------------------------------------------

Average Annual Total Return
(Inception Date 9/24/02)
==================================================
                      on Share Price        on NAV
--------------------------------------------------
1-Year                        14.53%        19.77%
--------------------------------------------------
Since Inception               13.13%        18.33%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY DIVIDENDS PER SHARE1
Feb                                 0.105
Mar                                 0.105
Apr                                 0.105
May                                 0.105
Jun                                 0.105
Jul                                 0.105
Aug                                 0.105
Sep                                 0.105
Oct                                 0.105
Nov                                 0.105
Dec                                 0.105
Jan                                 0.105


Line Chart:
SHARE PRICE PERFORMANCE

1/31/03                             15.15
                                    15.34
                                    15.25
                                    15.17
                                    15.18
                                    15.06
                                    14.98
                                    14.58
                                    14.97
                                    15.06
                                    15.12
                                    15.24
                                    15.21
                                    15.44
                                    15.67
                                    15.8
                                    15.78
                                    15.85
                                    15.7
                                    15.8
                                    15.94
                                    15.83
                                    15.28
                                    14.39
                                    14.83
                                    14.21
                                    14.66
                                    14.7
                                    14.87
                                    14.96
                                    14.95
                                    14.96
                                    15.17
                                    15.13
                                    15.2
                                    15.43
                                    15.49
                                    15.53
                                    15.54
                                    15.6
                                    15.72
                                    15.68
                                    15.94
                                    16
                                    16
                                    15.84
1/31/04                             15.89

Weekly Closing Price
Past performance is not predictive of future results.

1 The Fund paid shareholders a short-term capital gains distribution in December 2003 of $0.0992 per share.

Nuveen Quality Preferred Income Fund  3


Performance
  OVERVIEW As of January 31, 2004


JHP


Portfolio Statistics
==================================================
Share Price                                 $15.48
--------------------------------------------------
Common Share Net Asset Value                $15.52
--------------------------------------------------
Premium/(Discount) to NAV                   -0.26%
--------------------------------------------------
Latest Dividend                             $.1030
--------------------------------------------------
Market Yield                                 7.98%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $366,806
--------------------------------------------------

                                        % of Total
Top Five Industries                    Investments
==================================================
Banking                                        20%
--------------------------------------------------
Real Estate Investment Trusts                  10%
--------------------------------------------------
Banking - Foreign                              10%
--------------------------------------------------
Insurance - P&C- Foreign                        9%
--------------------------------------------------
Financial                                       8%
--------------------------------------------------

                                        % of Total
Top Five Issuers                       Investments
==================================================
Wachovia Corporation                          3.6%
--------------------------------------------------
ING Groep NV                                  3.4%
--------------------------------------------------
Zurich Financial Services                     2.9%
--------------------------------------------------
SAFECO Corporation                            2.5%
--------------------------------------------------
PNCBank Corporation                           2.4%
--------------------------------------------------

Average Annual Total Return
(Inception Date 12/18/02)
==================================================
                      on Share Price        on NAV
--------------------------------------------------
1-Year                        12.62%        18.14%
--------------------------------------------------
Since Inception               11.49%        16.36%
--------------------------------------------------

Bar Chart:
2003-2004 MONTHLY DIVIDENDS PER SHARE1
Feb                                 0.103
Mar                                 0.103
Apr                                 0.103
May                                 0.103
Jun                                 0.103
Jul                                 0.103
Aug                                 0.103
Sep                                 0.103
Oct                                 0.103
Nov                                 0.103
Dec                                 0.103
Jan                                 0.103


Line Chart:
SHARE PRICE PERFORMANCE

1/31/03                             15.05
                                    15.18
                                    15.14
                                    15.06
                                    15.11
                                    15.09
                                    14.98
                                    14.77
                                    14.82
                                    15
                                    15.03
                                    15.1
                                    15.12
                                    15.3
                                    15.38
                                    15.55
                                    15.7
                                    15.47
                                    15.53
                                    15.52
                                    15.64
                                    15.76
                                    15.11
                                    14.07
                                    14.6
                                    14.18
                                    14.25
                                    14.56
                                    14.68
                                    14.71
                                    14.75
                                    14.61
                                    14.9
                                    14.99
                                    15.15
                                    15.14
                                    15.32
                                    15.12
                                    15.31
                                    15.21
                                    15.42
                                    15.21
                                    15.85
                                    15.89
                                    15.73
                                    15.74
1/31/04                             15.48

Weekly Closing Price
Past performance is not predictive of future results.

1 The Fund paid shareholders a short-term capital gains distribution in December 2003 of $0.1232 per share.

Shareholder
       MEETING REPORT

The Shareholder Meeting was held in Chicago, Illinois on October 22, 2003.

                                                  JTP                             JPS                            JHP
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
  WAS REACHED AS FOLLOWS:
                                       Common and                       Common and                       Common and
                                    FundPreferred    FundPreferred   FundPreferred   FundPreferred    FundPreferred   FundPreferred
                                    shares voting    shares voting   shares voting   shares voting    shares voting   shares voting
                                         together         together        together        together         together        together
                                       as a class       as a class      as a class      as a class       as a class      as a class
====================================================================================================================================
William E. Bennett
   For                                 62,553,535               --     116,860,508              --       23,003,686              --
   Withhold                               395,810               --          75,179              --          118,964              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                               62,949,345               --     116,935,687              --       23,122,650              --
====================================================================================================================================
Robert P. Bremner
   For                                 62,547,199               --     116,862,833              --       23,007,461              --
   Withhold                               402,146               --          72,854              --          115,189              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                               62,949,345               --     116,935,687              --       23,122,650              --
====================================================================================================================================
Lawrence H. Brown
   For                                 62,561,266               --     116,868,395              --       23,007,881              --
   Withhold                               388,079               --          67,292              --          114,769              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                               62,949,345               --     116,935,687              --       23,122,650              --
====================================================================================================================================
Jack B. Evans
   For                                 62,567,638               --     116,871,218              --       23,008,978              --
   Withhold                               381,707               --          64,469              --          113,672              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                               62,949,345               --     116,935,687              --       23,122,650              --
====================================================================================================================================
Anne E. Impellizzeri
   For                                 62,519,267               --     116,863,331              --       23,001,731              --
   Withhold                               430,078               --          72,356              --          120,919              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                               62,949,345               --     116,935,687              --       23,122,650              --
====================================================================================================================================
William L. Kissick
   For                                 62,542,920               --     116,861,248              --       23,005,728              --
   Withhold                               406,425               --          74,439              --          116,922              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                               62,949,345               --     116,935,687              --       23,122,650              --
====================================================================================================================================
Thomas E. Leafstrand
   For                                 62,557,761               --     116,868,018              --       23,005,606              --
   Withhold                               391,584               --          67,669              --          117,044              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                               62,949,345               --     116,935,687              --       23,122,650              --
====================================================================================================================================
Peter R. Sawers
   For                                 62,536,110               --     116,863,153              --       23,001,043              --
   Withhold                               413,235               --          72,534              --          121,607              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                               62,949,345               --     116,935,687              --       23,122,650              --
====================================================================================================================================

Shareholder
        MEETING REPORT (continued)
                                                  JTP                             JPS                            JHP
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
   WAS REACHED AS FOLLOWS: (CONTINUED)
                                       Common and                       Common and                       Common and
                                    FundPreferred    FundPreferred   FundPreferred   FundPreferred    FundPreferred   FundPreferred
                                    shares voting    shares voting   shares voting   shares voting    shares voting   shares voting
                                         together         together        together        together         together        together
                                       as a class       as a class      as a class      as a class       as a class      as a class
====================================================================================================================================
William J. Schneider
   For                                         --           15,052              --          28,497               --          5,334
   Withhold                                    --                6              --              24               --              2
------------------------------------------------------------------------------------------------------------------------------------
   Total                                       --           15,058              --          28,521               --          5,336
====================================================================================================================================
Timothy R. Schwertfeger
   For                                         --           15,052              --          28,497               --          5,334
   Withhold                                    --                6              --              24               --              2
------------------------------------------------------------------------------------------------------------------------------------
   Total                                       --           15,058              --          28,521               --          5,336
====================================================================================================================================
Judith M. Stockdale
   For                                 62,529,584               --     116,865,698              --       23,007,928              --
   Withhold                               419,761               --          69,989              --          114,722              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                               62,949,345               --     116,935,687              --       23,122,650              --
====================================================================================================================================
Sheila W. Wellington
   For                                 62,517,074               --     116,859,998              --       23,002,528              --
   Withhold                               432,271               --          75,689              --          120,122              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                               62,949,345               --     116,935,687              --       23,122,650              --
====================================================================================================================================

                        Nuveen Quality Preferred Income Fund (JTP)
                        Portfolio of
                                INVESTMENTS January 31, 2004 (Unaudited)
                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PREFERRED SECURITIES - 70.3% (48.4% OF TOTAL INVESTMENTS)

                AUTOMOBILE - 0.1%

       32,900   Ford Motor Company, Series F, 8.000% (CBTCS)                                                         $      874,318


------------------------------------------------------------------------------------------------------------------------------------
                AUTOMOBILE - FOREIGN - 1.0%

      382,050   Magna International, Inc., Series B, 8.875%                                                               9,971,505


------------------------------------------------------------------------------------------------------------------------------------
                AUTOMOBILE PARTS - 1.0%

      382,000   Delphi Trust I, 8.250%                                                                                   10,184,120


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - 9.9%

       15,000   ABN AMRO Capital Fund Trust VI, 6.250%                                                                      386,400

        1,000   ABN AMRO North America, Series 144A, 6.590% (a)                                                           1,063,750

      102,800   ASBC Capital I, 7.625%                                                                                    2,800,272

        7,200   BAC Capital Trust I, 7.000%                                                                                 193,896

       64,000   BAC Capital Trust II, 7.000%                                                                              1,711,360

      145,000   BAC Capital Trust III, 7.000%                                                                             3,993,300

       24,000   BAC Capital Trust IV, 5.875%                                                                                611,280

       68,300   Bank One Capital II, 8.500%                                                                               1,889,178

       59,400   Bank One Capital Trust VI, 7.200%                                                                         1,590,138

       60,100   BNY Capital Trust V, Series F, 5.950%                                                                     1,530,747

       24,800   Chase Capital Trust VIII, Series H, 8.300%                                                                  679,520

      198,200   Chittenden Capital Trust I, 8.000%                                                                        5,341,490

       19,200   Citigroup Capital Trust VI, 6.875%                                                                          488,640

      103,000   Citigroup Capital Trust VII, 7.100%                                                                       2,790,270

       50,900   Citigroup Capital Trust VIII, 6.950%                                                                      1,361,066

                Citigroup Inc.:
       20,000    Series F, 6.365% (a)                                                                                     1,120,000
       69,400    Series H, 6.231% (a)                                                                                     3,747,600
       45,000    Series M, 5.864% (a)                                                                                     2,418,750

      120,000   Cobank ABC, Series 144A, 7.000% (a)                                                                       6,345,840

      123,800   Comerica Capital Trust I, 7.600%                                                                          3,356,218

      224,795   Compass Capital Trust III, 7.350%                                                                         6,022,258

       28,400   First Union Capital II, Series II, 7.500% (CORTS)                                                           771,628

        8,600   First Union Institutional Capital II, 8.200% (CORTS)                                                        246,820

       87,000   Fleet Capital Trust VI, 8.800%                                                                            2,386,410

       32,100   Fleet Capital Trust VII, 7.200%                                                                             858,996

       57,900   Harris Preferred Capital Corporation, Series A, 7.375%                                                    1,463,133

       32,600   JPM Capital Trust I, Series 2001-1, Class A-1, 7.850% (CBTCS)                                               876,940

       77,200   JPMorgan Chase Capital Trust IX, Series I, 7.500%                                                         2,065,100

       29,000   JPMorgan Chase Capital Trust X, 7.000%                                                                      782,130

       20,000   JPMorgan Chase Trust, Series 2002-6, Class A, 7.125% (SATURNS)                                              533,400


                                       9

                        Nuveen Quality Preferred Income Fund (JTP) (continued)
                                Portfolio of Investments January 31, 2004 (Unaudited)
                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                BANKING (continued)

                KeyCorp:
       15,300    Series 2001-7, 7.750% (CORTS)                                                                       $      408,663
       29,800    Series B, 8.250% (CORTS)                                                                                   810,262

       59,400   KeyCorp, 7.500% (PCARS)                                                                                   1,612,710

       49,300   National Commerce Capital Trust II, 7.700%                                                                1,336,523

       37,747   PNC Capital Trust, 6.125%                                                                                   956,132

       29,200   Regions Finance Trust I, 8.000%                                                                             793,656

       35,700   SunTrust Capital Trust V, 7.050%                                                                            962,115

      174,400   USB Capital Trust III, 7.750%                                                                             4,759,376

      418,405   USB Capital Trust IV, 7.350%                                                                             11,234,174

       39,000   USB Capital Trust V, 7.250%                                                                               1,054,950

       12,500   VNB Capital Trust I, 7.750%                                                                                 339,625

       19,000   Washington Mutual Capital Trust I, Series 2001-22, Class A-1, 7.650% (CORTS)                                505,305

        7,700   Wells Fargo Capital Trust IV, 7.000%                                                                        210,133

       28,200   Wells Fargo Capital Trust V, 7.000%                                                                         759,708

       92,100   Wells Fargo Capital Trust VII, 5.850%                                                                     2,340,261

      340,000   Zions Capital Trust B, 8.000%                                                                             9,431,600


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - FOREIGN - 2.7%

       11,000   Abbey National plc, 7.250%                                                                                  291,940

       67,800   Abbey National plc, Series B, 7.375%                                                                      1,869,246

      208,800   ABN AMRO Capital Fund Trust II, 7.125%                                                                    5,288,904

      100,000   ABN AMRO Capital Fund Trust V, 5.900%                                                                     2,475,000

       52,300   Banco Totta & Acores Finance, Series A, 8.875%                                                            1,472,574

      104,600   BCH Capital Ltd., Series B, 9.430%                                                                        2,881,207

      265,650   BSCH Finance Ltd., Series Q, 8.625%                                                                       7,238,963

       37,000   Espirito Santo Overseas, 8.500%                                                                             962,370

       55,300   National Westminster Bank plc, Series A, 7.875%                                                           1,404,620

       75,000   Royal Bank of Scotland Group plc, 5.750%                                                                  1,854,750

       22,900   Westpac Capital Trust I, 8.000%                                                                             590,362


------------------------------------------------------------------------------------------------------------------------------------
                BROKERAGE - 3.9%

       50,100   Bear Stearns Capital Trust III, 7.800%                                                                    1,352,700

      110,000   Lehman Brothers Capital Trust I, 8.000%                                                                   2,795,100

      118,100   Lehman Brothers Holdings Capital Trust II, Series J, 7.875%                                               3,041,075

      113,149   Lehman Brothers Holdings Capital Trust III, Series K, 6.375%                                              2,928,296

       35,200   Lehman Brothers Holdings Capital Trust IV, Series L, 6.375%                                                 905,696

                Lehman Brothers Holdings Inc.:
       30,000    Series D, 5.670% (a)                                                                                     1,560,750
       90,000    Series F, 6.500% (a)                                                                                     2,472,300

       38,500   Merrill Lynch Capital Trust II, 8.000%                                                                    1,089,550

      186,900   Merrill Lynch Preferred Capital Trust, 7.750%                                                             5,154,702

       23,300   Merrill Lynch Preferred Capital Trust IV, 7.120%                                                            635,857

       49,300   Merrill Lynch Preferred Capital Trust V, 7.280%                                                           1,360,680

       92,000   Morgan Stanley Capital Trust II, 7.250%                                                                   2,459,160

      188,400   Morgan Stanley Capital Trust III, 6.250%                                                                  4,851,300

      301,095   Morgan Stanley Capital Trust IV, 6.250%                                                                   7,705,021


                                       10

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ENERGY - FOREIGN - 1.3%

       46,100   EnCana Corporation, 9.500%                                                                           $    1,223,955

       48,100   Suncor Energy Inc., 9.125%                                                                                1,222,702

      153,600   Talisman Energy Inc., 9.000%                                                                              3,840,000

      257,100   Talisman Energy Inc., 8.900%                                                                              6,545,766


------------------------------------------------------------------------------------------------------------------------------------
                ENTERTAINMENT - 0.3%

      119,000   Viacom Inc., 7.300%                                                                                       3,213,000


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 2.7%

       30,176   CIT Group Incorporated, Series CIT, 7.750% (CORTS)                                                          867,560

      586,300   Countrywide Capital Trust IV, 6.750%                                                                     15,302,430

       74,000   Financial Security Assurance Holdings, 6.250%                                                             1,920,300

       42,000   General Electric Capital Corporation, 6.100%                                                              1,098,300

       51,600   General Motors Acceptance Corporation, 7.350%                                                             1,348,824

      127,000   Household Capital Trust V, Series X, 10.000%                                                              3,505,200

       59,500   Household Capital Trust VI, 8.250%                                                                        1,618,995

       17,000   Household Capital Trust VII, 7.500%                                                                         460,700


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - FOREIGN - 4.7%

       55,900   ING Capital Funding Trust, 7.700%                                                                         1,435,512

       26,300   ING Capital Funding Trust II, 9.200%                                                                        725,354

      563,900   ING Group NV, 7.050%                                                                                     15,445,221

    1,015,458   ING Group NV, 7.200%                                                                                     27,996,177

------------------------------------------------------------------------------------------------------------------------------------
                FOOD - 0.7%

       19,100   ConAgra Capital LC, Series B, 5.000%                                                                        479,601

       65,000   Dairy Farmers of America Inc., Series 144A, 7.875% (a)                                                    6,686,875


------------------------------------------------------------------------------------------------------------------------------------
                FOOD - FOREIGN - 1.4%

      535,800   Grand Metropolitan Delaware LP, 9.420%                                                                   14,112,972


------------------------------------------------------------------------------------------------------------------------------------
                GAS - 0.3%

       32,300   AGL Capital Trust II, 8.000%                                                                                882,113

       93,400   Dominion CNG Capital Trust I, 7.800%                                                                      2,528,338


------------------------------------------------------------------------------------------------------------------------------------
                GAS - FOREIGN - 0.3%

      108,500   TransCanada Pipeline, 8.250%                                                                              2,792,790


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - FINANCIAL - 0.5%

       64,500   AMBAC Financial Group Inc., 5.950%                                                                        1,678,290

       88,774   AMBAC Financial Group Inc., 5.875%                                                                        2,262,849

       26,100   MBIA Inc., 8.000%                                                                                           722,709


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - 2.6%

       15,700   American General Capital III, 8.050%                                                                        442,112

       20,700   American General Capital Trust I, 7.875%                                                                    541,098

      144,000   Delphi Financial Group Inc., 8.000%                                                                       3,859,200

      136,600   Great-West L&A Capital Trust I, Series A, 7.250%                                                          3,509,254

       77,100   Lincoln National Capital Trust V, Series E, 7.650%                                                        2,119,479

       26,900   Lincoln National Capital Trust VI, 6.750%                                                                   706,125

       70,900   PLC Capital Trust III, 7.500%                                                                             1,905,792


                                       11


                        Nuveen Quality Preferred Income Fund (JTP) (continued)
                                Portfolio of Investments January 31, 2004 (Unaudited)

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                INSURANCE - LIFE (continued)

      410,000   PLC Capital Trust IV, 7.250%                                                                         $   11,029,000

       58,600   Torchmark Capital Trust I, 7.750%                                                                         1,596,850


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTILINE - 0.6%

      112,600   Hartford Capital Trust III, Series C, 7.450%                                                              3,025,562

       42,700   Hartford Life Capital Trust II, Series B, 7.625%                                                          1,137,955

       24,600   Safeco Capital Trust I, 8.700% (CORTS)                                                                      667,644

       26,700   Safeco Capital Trust I, Series 2001-4, 8.750% (CORTS)                                                       720,900


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - PROPERTY AND CASUALTY - 0.2%

       59,200   EverestRe Group Limited, 7.850%                                                                           1,654,048


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - PROPERTY AND CASUALTY - FOREIGN - 6.8%

       13,900   Ace Capital Trust I, Series 1999, 8.875%                                                                    368,350

      758,700   Ace Ltd., Series C, 7.800%                                                                               21,099,447

      760,000   Converium Finance, 8.250%                                                                                20,976,000

      101,000   PartnerRe Limited, 7.900%                                                                                 2,760,330

      250,000   PartnerRe Limited, Series C, 6.750%                                                                       6,590,000

                RenaissanceRe Holdings Ltd.:
       73,505    Series A, 8.100%                                                                                         2,041,969
       40,000    Series B, 7.300%                                                                                         1,086,000

                XL Capital Ltd.
      385,354    Series A, 8.000%                                                                                        10,824,594
       24,000    Series B, 7.625%                                                                                           662,880


------------------------------------------------------------------------------------------------------------------------------------
                OIL - FOREIGN - 0.9%

      345,532   Nexen Inc., 7.350%                                                                                        9,139,321


------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - FOREIGN - 0.1%

       54,300   Rhone-Poulenc Overseas, Series A, 8.125%                                                                  1,385,193


------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE INVESTMENT TRUSTS - 20.6%

       46,658   AMB Property Corporation, Series M, 6.750%                                                                1,171,116

        8,500   Archstone-Smith Trust, Series D, 8.750%                                                                     221,425

       13,400   AvalonBay Communities Inc., Series H, 8.700%                                                                384,580

      608,700   BRE Properties, Series B, 8.080%                                                                         16,739,250

      485,545   CarrAmerica Realty Corporation, Series E, 7.500%                                                         13,061,161

                Developers Diversified Realty Corporation:
       40,400    Series F, 8.600%                                                                                         1,104,132
       29,000    Series G, 8.000%                                                                                           784,740
      119,000    Series H, 7.375%                                                                                         3,188,010

                Duke-Weeks Realty Corporation:
      109,179    Series B, 7.990%                                                                                         5,854,724
        9,300    Series I, 8.450%                                                                                           257,052

    1,097,400   Equity Office Properties Trust, Series G, 7.750%                                                         30,299,214

                Equity Residential Properties Trust:
       30,400    Series B, 9.125%                                                                                           832,048
       22,100    Series D, 8.600%                                                                                           619,021

       19,000   Firstar Realty LLC, Series 144A, 8.875%                                                                  24,073,000

                First Industrial Realty Trust Inc.:
       10,600    Series C, 8.625%                                                                                           295,263
       87,200    Series D, 7.950%                                                                                         2,203,544
       60,500    Series E, 7.900%                                                                                         1,536,095


                                       12

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                REAL ESTATE INVESTMENT TRUSTS (continued)

                HRPT Properties Trust:
      218,300    Series A, 9.875%                                                                                    $    6,018,531
    1,096,700    Series B, 8.750%                                                                                        30,608,897

                New Plan Excel Realty Trust:
       22,000    Series D, 7.800%                                                                                         1,198,314
      416,000    Series E, 7.625%                                                                                        11,398,400

      101,000   Prologis Trust, Series G, 6.750%                                                                          2,532,070

      204,400   PS Business Parks Inc., 7.000%                                                                            5,058,900

                Public Storage Inc.:
        7,000    Series D, 9.500%                                                                                           189,560
       16,200    Series E, 10.000%                                                                                          449,550
       22,800    Series F, 9.750%                                                                                           622,668
       20,400    Series L, 8.250%                                                                                           517,140
       24,000    Series Q, 8.600%                                                                                           657,360
       99,000    Series R, 8.000%                                                                                         2,689,830
      200,000    Series S, 7.875%                                                                                         5,412,000
       18,180    Series U, 7.625%                                                                                           495,405
      345,600    Series V, 7.500%                                                                                         9,396,864

                Simon Property Group Inc.:
       20,500    Series F, 8.750%                                                                                           565,595
      176,200    Series G, 7.890%                                                                                         9,691,000
                Vornado Realty Trust:
       26,100    Series B, 8.500%                                                                                           674,685
       47,700    Series C, 8.500%                                                                                         1,216,350

      310,000   Wachovia Preferred Funding Corporation, 7.250%                                                            8,959,000


------------------------------------------------------------------------------------------------------------------------------------
                TELECOMMUNICATIONS - 2.5%

       18,100   SBC Communications Inc., 7.000%                                                                             485,261

      262,846   Telephone and Data Systems Inc., 7.600%                                                                   7,070,557

      156,300   United States Cellular Corporation, 8.750%                                                                4,509,255

      473,000   Verizon Communications, 6.200% (CBTCS)                                                                   11,872,300

        6,900   Verizon New England Inc., Series B, 7.000%                                                                  182,850


------------------------------------------------------------------------------------------------------------------------------------
                UNITED STATES GOVERNMENT AGENCY - 0.8%

       42,000   Federal Home Loan Mortgage Corporation, 5.000% (a)                                                        1,986,600

      189,515   SLM Corporation, 6.000%                                                                                   4,804,205

       33,400   Tennessee Valley Authority, Series D, 6.750%                                                                875,080


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 4.4%

      248,300   Alabama Power Company, 5.830% (a)                                                                         6,460,766

       13,300   Atlantic Capital Trust II, Series C, 7.375%                                                                 337,022

       92,600   CPL Capital I, Series A, 8.000%                                                                           2,358,985

        7,100   Delmarva Power Finance, 8.125%                                                                              182,470

       55,600   Dominion Resources Capital Trust II, 8.400%                                                               1,529,000

       77,740   DTE Energy Trust I, 7.800%                                                                                2,096,648

       20,800   Duke Energy Capital Trust I, Series Q, 7.200%                                                               526,656

        8,000   Duke Energy Capital Trust II, 7.200%                                                                        202,880

       94,800   Energy East Capital Trust I, 8.250%                                                                       2,552,964

       93,005   Entergy Louisiana Inc., 7.600%                                                                            2,543,687

      132,051   Georgia Power Company, 5.900%                                                                             3,395,031

      320,000   Interstate Power & Light Company, Series B, 8.375% (a)                                                   10,560,000


                                       13


                        Nuveen Quality Preferred Income Fund (JTP) (continued)
                                Portfolio of Investments January 31, 2004 (Unaudited)
                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                UTILITIES (continued)

       64,700   OGE Energy Capital Trust I, 8.375%                                                                   $    1,695,140

        7,700   Ohio Power Company, 7.375%                                                                                  194,579

       40,000   Potomac Electric Power Company, Series 6, 2.280% (a)                                                      1,661,252

       60,800   PSO Capital Trust I, Series A, 8.000%                                                                     1,538,240

      187,000   Virginia Power Capital Trust, 7.375%                                                                      5,054,610
------------------------------------------------------------------------------------------------------------------------------------
                Total Preferred Securities (cost $644,031,915)                                                          688,031,957
                --------------------------------------------------------------------------------------------------------------------

                CONVERTIBLE PREFERRED SECURITIES - 8.4% (5.8% OF TOTAL INVESTMENTS)


                BANKING - 0.6%

      154,000   Citigroup Global Markets, 2.000%                                                                          6,001,842


------------------------------------------------------------------------------------------------------------------------------------
                GAS - 1.6%

      299,400   Keyspan Corporation, 8.750%                                                                              16,167,600


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - PROPERTY AND CASUALTY - 0.2%

       65,500   PMI Group Inc., 5.875%                                                                                    1,685,970


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - PROPERTY AND CASUALTY - FOREIGN - 0.2%

       32,000   PartnerRe Limited, 8.000%                                                                                 1,828,800


------------------------------------------------------------------------------------------------------------------------------------
                MEDICAL PRODUCTS - 0.7%

      139,500   Baxter International Inc., 7.000%                                                                         7,205,175


------------------------------------------------------------------------------------------------------------------------------------
                TELECOMMUNICATIONS - 1.5%

      263,200   Alltel Corporation, 7.750%                                                                               13,291,600

       64,300   Citizens Communications Company, 6.750%                                                                   1,551,559


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 3.6%

      266,200   Ameren Corporation, 9.750%                                                                                7,773,040

       21,200   American Electric Power, 9.250%                                                                           1,028,412

      260,200   Dominion Resources Inc., 8.750%                                                                          14,662,270

       30,000   FPL Group Inc., 8.000%                                                                                    1,731,000

      153,600   Public Service Enterprise Group, 10.250%                                                                  9,773,568
------------------------------------------------------------------------------------------------------------------------------------

                Total Convertible Preferred Securities (cost $74,840,787)                                                 82,700,836
                --------------------------------------------------------------------------------------------------------------------


                CAPITAL PREFERRED - HYBRID SECURITIES - 2.8% (1.9% OF TOTAL INVESTMENTS)


                BANKING - FOREIGN - 1.1%

           10   BBVA Privanza International Gibraltar, Series 144A, 7.764%                                               10,700,000


------------------------------------------------------------------------------------------------------------------------------------
                TELECOMMUNICATIONS - 1.7%

       13,250   Centaur Funding Corporation, Series 144A, Series B, 9.080%                                               16,955,866
------------------------------------------------------------------------------------------------------------------------------------

                Total Capital Preferred - Hybrid Securities (cost $21,548,162)                                           27,655,866
                --------------------------------------------------------------------------------------------------------------------


                                       14

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CAPITAL PREFERRED SECURITIES - 51.4% (35.4% OF TOTAL INVESTMENTS)


                BANKING - 20.7%

$       2,000   AgFirst Farm Credit Bank, 7.300%, 10/15/49                                                           $    2,036,200

        1,000   ABN AMRO North America Holding Capital, 6.523%, 12/31/49                                                  1,096,863

        2,500   BankAmerica Capital II, Series 2, 8.000%, 12/15/26                                                        2,898,360

        2,000   BankAmerica Institutional Capital Trust, Series B, 7.700%, 12/31/26                                       2,274,616

        1,000   BankAmerica Institutional Trust, 8.070%, 12/31/26                                                         1,154,646

        5,700   BankBoston Capital Trust II, Series B, 7.750%, 12/15/26                                                   6,405,443

        6,000   Barnett Capital I, 8.060%, 12/01/26                                                                       6,919,236

        2,000   BT Capital Trust, Series B1, 7.900%, 1/15/27                                                              2,282,992

        7,900   BT Preferred Capital Trust II, 7.875%, 2/25/27                                                            8,976,707

        5,000   Chase Capital Trust I, Series A, 7.670%, 12/01/26                                                         5,603,440

        3,000   Corestates Capital Trust I, Series 144A, 8.000%, 12/15/26                                                 3,458,517

        1,000   First Chicago NBD Institutional Capital, 7.950%, 12/01/26                                                 1,136,650

          500   First Empire Capital Trust II, 8.277%, 6/01/27                                                              587,998

        1,500   First Midwest Bancorp Inc., Series 144A, 6.950%, 12/01/33                                                 1,610,079

       26,463   First Union Institutional Capital Securities I, 8.040%, 12/01/26                                         30,799,651

       19,500   JPM Capital Trust II, 7.950%, 2/01/27                                                                    22,376,133

        2,000   KeyCorp Institutional Capital Trust A, 7.826%, 12/01/26                                                   2,252,254

       11,150   NB Capital Trust II, 7.830%, 12/15/26                                                                    12,850,241

        1,000   North Fork Capital Trust I, Capital Securities, 8.700%, 12/15/26                                          1,200,811

        8,000   Peoples Heritage Capital Trust I, Series B, 9.060%, 2/01/27                                               9,323,392

       19,000   PNC Institutional Capital Securities, 7.950%, 12/15/26                                                   21,671,362

       17,500   Reliance Capital Trust I, Series B, 8.170%, 5/01/28                                                      19,903,765

        1,400   Republic New York Capital II, Capital Securities, 7.530%, 12/04/26                                        1,554,958

       23,000   Summit Capital Trust I, Capital Securities, 8.400%, 3/15/27                                              26,412,004

        1,000   Union Planters Capital Trust A, 8.200%, 12/15/26                                                          1,125,201

        4,000   Wachovia Capital Trust I, Capital Securities, Series 144A, 7.640%, 1/15/27                                4,563,184

        1,050   Wells Fargo Capital Securities, 7.950%, 12/01/26                                                          1,217,895

        1,000   Zions Institutional Capital Trust, Series A, 8.536%, 12/15/26                                             1,169,305


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - FOREIGN - 9.5%

       30,000   Abbey National Capital Trust I, 8.963%, 6/30/20                                                          40,528,350

        1,200   Barclays Bank plc, Series 144A, 8.550%, 6/15/49                                                           1,496,141

        7,242   Dresdner Funding Trust I, 8.151%, 6/30/31                                                                 8,662,033

       25,000   HSBC Capital Funding LP, Debt, 10.176%, 6/30/50                                                          37,190,850

        5,000   Sparebanken Rogaland, Series 144A Notes, 6.443%, 5/01/49                                                  5,073,500


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 2.4%

       20,900   Phillips 66 Capital Trust II, 8.000%, 1/15/37                                                            23,919,486


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 0.2%

        2,000   Keycorp Capital III, 7.750%, 7/15/29                                                                      2,341,076


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - FOREIGN - 0.9%

        9,000   AB Svensk Exportkredit, 6.375%, 10/27/49                                                                  9,294,804


                                       15


                         Nuveen Quality Preferred Income Fund (JTP) (continued)
                                Portfolio of Investments January 31, 2004 (Unaudited)

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                GAS - 1.4%

$       4,000   KN Capital Trust I, Preferred Securities, 8.560%, 4/15/27                                            $    4,743,804

        7,860   KN Capital Trust III, 7.630%, 4/15/28                                                                     8,897,999


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - FINANCIAL - 0.8%

        7,500   Berkeley Capital Trust, 8.197%, 12/20/45                                                                  8,128,013


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - 0.9%

        3,000   American General Institutional Capital, 8.125%, 3/15/46                                                   3,924,864

        4,000   MIC Financing Trust I, 8.375%, 2/01/27                                                                    4,482,944


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - FOREIGN - 3.0%

       24,410   Sun Life Canada Capital Trust, Capital Securities, 8.526%, 5/06/47                                       29,018,999


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTILINE - 6.5%

       20,525   Safeco Capital Trust I, Capital Securities, 8.072%, 7/15/37                                              23,694,532

       35,095   Zurich Capital Trust I, 8.376%, 6/01/37                                                                  40,105,583


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - PROPERTY AND CASUALTY - FOREIGN - 1.3%

        7,570   Ace Capital Trust II, 9.700%, 4/01/30                                                                    10,300,257

        2,000   RenaissanceRe Capital Trust, 8.540%, 3/01/27                                                              2,241,894


------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE - OTHER - 0.8%

        8,000   Mangrove Bay, Series 144A, Class 3, 6.102%, 7/15/33                                                       8,092,000


------------------------------------------------------------------------------------------------------------------------------------
                SAVINGS AND LOAN - 0.6%

        5,000   Washington Mutual Capital Trust I, 8.375%, 6/01/27                                                        5,890,825


------------------------------------------------------------------------------------------------------------------------------------
                SAVINGS AND LOAN - THRIFT - 1.7%

        8,500   Dime Capital Trust I, Series A, 9.330%, 5/06/27                                                          10,578,318

        5,000   Great Western Financial Trust II, Series A, 8.206%, 2/01/27                                               5,801,870


------------------------------------------------------------------------------------------------------------------------------------
                UNITED STATES GOVERNMENT AGENCY - 0.2%

        1,800   Farm Credit Bank of Texas, 7.561%, 11/05/49                                                               1,867,547


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 0.5%

        5,000   PECO Energy Capital Trust IV, 5.750%, 6/15/33                                                             4,531,940
------------------------------------------------------------------------------------------------------------------------------------

                Total Capital Preferred Securities (cost $459,851,480)                                                 503,669,532
                --------------------------------------------------------------------------------------------------------------------


                CAPITAL PREFERRED - EURO-MARKET LISTED SECURITIES - 6.8% (4.7% OF TOTAL INVESTMENTS)

                BANKING - FOREIGN - 6.2%

       11,500   CA Preferred Funding Trust, 7.000%, 1/30/49                                                              11,851,498

       25,500   HBOS Capital Funding, 6.850%, 3/01/49                                                                    25,791,491

        8,850   Lloyds TSB Bank plc, Subordinate Note, 6.900%, 11/22/49                                                   9,165,954

       14,000   RBS Capital Trust, Series B, 6.800%, 12/31/49                                                            14,196,420


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - FOREIGN - 0.6%

        5,500   Old Mutual Capital Funding, Notes, 8.000%, 6/22/53                                                        5,523,683
------------------------------------------------------------------------------------------------------------------------------------

                Total Capital Preferred - Euro-Market Listed Securities (cost $68,076,551)                               66,529,046
                --------------------------------------------------------------------------------------------------------------------


                                       16

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CORPORATE BONDS - 4.9% (3.4% OF TOTAL INVESTMENTS)

                AUTOMOBILE - 1.8%

$       5,000   Ford Motor Company, 8.900%, 1/15/32                                                                  $    5,758,220

        3,400   Ford Motor Company, 7.400%, 11/01/46                                                                      3,274,234

        5,700   Ford Motor Company, 7.700%, 5/15/97                                                                       5,565,320

        1,260   General Motors Corporation, Senior Debentures, 8.375%, 7/15/33                                            1,440,779

        1,470   General Motors Corporation, 7.375%, 5/23/48                                                               1,427,808


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - 0.3%

        3,000   Suntrust Bank, Subordinate Note, 5.450%, 12/01/17                                                         3,133,257


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 2.7%

       24,500   General Motors Acceptance Corporation, Notes, 8.000%, 11/01/31                                           26,945,860


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - PROPERTY AND CASUALTY - 0.1%

          500   Zurich Reinsurance Centre Holdings Inc., Senior Notes, 7.125%, 10/15/23                                     491,624
------------------------------------------------------------------------------------------------------------------------------------

                 Total Corporate Bonds (cost $41,377,931)                                                                48,037,102
------------------------------------------------------------------------------------------------------------------------------------


                SHORT-TERM INVESTMENTS - 0.5% (0.4% OF TOTAL INVESTMENTS)

        5,372   State Street Bank Repurchase Agreement, 0.920%, dated 1/30/04, due 2/02/04,
=============     repurchase price $5,372,882, collateralized by U.S. Treasury Bonds                                      5,372,470
                --------------------------------------------------------------------------------------------------------------------
                Total Short-Term Investments (cost 5,372,470)                                                             5,372,470
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $1,315,099,296) - 145.1%                                                      1,421,996,809
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (0.2)%                                                                   (2,123,803)
                --------------------------------------------------------------------------------------------------------------------
                FundPreferred Shares, at Liquidation Value - (44.9)%                                                   (440,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  979,873,006
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (a)  Security is eligible for the Dividends Receivable Deduction.

           (CBTCS)  Corporate Backed Trust Certificates.

           (CORTS)  Corporate Backed Trust Securities.

           (PCARS)  Public Credit and Repackaged Securities.

                                 See accompanying notes to financial statements.


                        Nuveen Quality Preferred Income Fund 2 (JPS)
                        Portfolio of
                                Investments January 31, 2004 (Unaudited)
                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                PREFERRED SECURITIES - 66.3% (47.1% OF TOTAL INVESTMENTS)

                AUTOMOBILE - 0.0%

      30,000    Ford Motor Company, Series F, 8.000% (CBTCS)                                                         $     797,250


------------------------------------------------------------------------------------------------------------------------------------
                AUTOMOBILE - FOREIGN - 0.0%

      35,500    Magna International Inc., Series B, 8.875%                                                                  926,550


------------------------------------------------------------------------------------------------------------------------------------
                AUTOMOBILE PARTS - 1.1%

     766,000    Delphi Trust I, 8.250%                                                                                   20,421,560


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - 8.7%

     152,060    ASBC Capital I, 7.625%                                                                                    4,142,114

     135,900    BAC Capital Trust I, 7.000%                                                                               3,659,787

     168,500    BAC Capital Trust II, 7.000%                                                                              4,505,690

     218,300    BAC Capital Trust III, 7.000%                                                                             6,011,982

      66,500    BAC Capital Trust IV, 5.875%                                                                              1,693,755

      81,600    BancWest Capital I, 9.500%                                                                                2,299,488

      68,500    Bank One Capital II, 8.500%                                                                               1,894,710

      41,400    Bank One Capital V, 8.000%                                                                                1,128,150

     154,400    Bank One Capital Trust VI, 7.200%                                                                         4,133,288

      39,700    BankNorth Capital Trust II, 8.000%                                                                        1,088,971

      17,800    BNY Capital Trust IV, Series E, 6.875%                                                                      451,230

      54,100    BNY Capital Trust V, Series F, 5.950%                                                                     1,377,927

      22,800    Chase Capital Trust V, Series E, 7.030%                                                                     577,068

       2,500    Chase Capital Trust VII, Corporate Debt Derivative, 7.000%                                                   63,275

      76,800    Chase Capital Trust VIII, Series H, 8.300%                                                                2,104,320

      14,700    Chittenden Capital Trust I, 8.000%                                                                          396,165

      52,100    Citigroup Capital Trust VI, 6.875%                                                                        1,325,945

     148,100    Citigroup Capital Trust VII, 7.100%                                                                       4,012,029

     360,000    Citigroup Capital Trust VIII, 6.950%                                                                      9,626,400

                Citigroup Inc.:
      23,000     Series F, 6.365% (a)                                                                                     1,288,000
      40,000     Series H, 6.231% (a)                                                                                     2,160,000
      45,000     Series M, 5.864% (a)                                                                                     2,418,750

     230,000    Cobank ABC, 144A, 7.000% (a)                                                                             12,162,860

     239,700    Comerica Capital Trust I, 7.600%                                                                          6,498,267

     380,125    Compass Capital Trust III, 7.350%                                                                        10,183,549

      63,300    First Union Capital II, Series II, 7.500% (CORTS)                                                         1,719,861

      31,300    First Union Institutional Capital II, 8.200% (CORTS)                                                        898,310

     128,300    Fleet Capital Trust VI, 8.800%                                                                            3,519,269

      79,700    Harris Preferred Capital Corporation, Series A, 7.375%                                                    2,014,019

      74,700    JPM Capital Trust, 7.200% (CBTCS)                                                                         1,961,622

       6,400    JPM Capital Trust I, Series 2001-1, Class A-1, 7.850% (CBTCS)                                               172,160


                                       18

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                BANKING (continued)

     204,100    JPMorgan Chase Capital Trust IX, Series I, 7.500%                                                    $    5,459,675

      13,400    JPMorgan Chase Capital Trust X, 7.000%                                                                      361,398

      43,000    JPMorgan Chase Trust, Series 2002-6, Class A, 7.125% (SATURNS)                                            1,146,810

      33,900    KeyCorp, 7.500% (PCARS)                                                                                     920,385

                KeyCorp:
      28,000     Series 2001-7, 7.750% (CORTS)                                                                              747,880
      91,300     Series B, 8.250% (CORTS)                                                                                 2,482,447

     239,800    National Commerce Capital Trust II, 7.700%                                                                6,500,978

      40,000    PNC Capital Trust, 6.125%                                                                                 1,013,200

      34,400    Regions Finance Trust I, 8.000%                                                                             934,992

     131,900    SunTrust Capital Trust IV, 7.125%                                                                         3,550,748

      81,800    SunTrust Capital Trust V, 7.050%                                                                          2,204,510

     610,000    USB Capital Trust III, 7.750%                                                                            16,646,900

     209,600    USB Capital Trust IV, 7.350%                                                                              5,627,760

      78,100    USB Capital Trust V, 7.250%                                                                               2,112,605

      87,600    VNB Capital Trust I, 7.750%                                                                               2,380,092

      41,000    Washington Mutual Capital Trust I, Series 2001-22, Class A-1, 7.650% (CORTS)                              1,090,395

      15,700    Wells Fargo Capital Trust IV, 7.000%                                                                        428,453

      26,400    Wells Fargo Capital Trust V, 7.000%                                                                         711,216

      20,000    Wells Fargo Capital Trust VI, 6.950%                                                                        538,200

     139,100    Wells Fargo Capital Trust VII, 5.850%                                                                     3,534,531

     539,200    Zions Capital Trust B, 8.000%                                                                            14,957,408


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - FOREIGN - 3.9%

     780,300    ABN AMRO Capital Fund Trust II, 7.125%                                                                   19,764,999

      84,500    ABN AMRO Capital Fund Trust VI, 6.250%                                                                    2,176,720

      35,400    Banco Totta & Acores Finance, Series A, 8.875%                                                              996,733

     621,000    Banesto Holdings, Series A-144A, 10.500%                                                                 19,639,125

     340,500    BCH Capital Ltd., Series B, 9.430%                                                                        9,379,073

     446,100    BSCH Finance Ltd., Series Q, 8.625%                                                                      12,156,225

      27,400    Espirito Santo Overseas, 8.500%                                                                             712,674

      50,000    HSBC USA Inc., Series F, 2.860% (a)                                                                       2,745,000

     105,200    National Westminster Bank plc, Series A, 7.875%                                                           2,672,080

      60,000    Royal Bank of Scotland Group plc, 5.750%                                                                  1,483,800

     139,100    Westpac Capital Trust I, 8.000%                                                                           3,585,998


------------------------------------------------------------------------------------------------------------------------------------
                BROKERAGE - 3.1%

      94,900    Bear Stearns Capital Trust III, 7.800%                                                                    2,562,300

      63,800    Lehman Brothers Capital Trust I, 8.000%                                                                   1,621,158

     102,800    Lehman Brothers Holdings Capital Trust II, Series J, 7.875%                                               2,647,100

     273,100    Lehman Brothers Holdings Capital Trust III, Series K, 6.375%                                              7,067,828

     102,900    Lehman Brothers Holdings Capital Trust IV, Series L, 6.375%                                               2,647,617

                Lehman Brothers Holdings Inc.:
      42,000     Series C, 5.940% (a)                                                                                     2,186,100
      66,100     Series D, 5.670% (a)                                                                                     3,438,853
      71,000     Series F, 6.500% (a)                                                                                     1,950,370

      23,900    Merrill Lynch Capital Trust, 7.000%                                                                         647,451


                                       19

                        Nuveen Quality Preferred Income Fund 2 (JPS) (continued)
                                Portfolio of Investments January 31, 2004 (Unaudited)

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                BROKERAGE (continued)

      91,800    Merrill Lynch Capital Trust II, 8.000%                                                               $    2,597,940

      60,300    Merrill Lynch Preferred Capital Trust, 7.750%                                                             1,663,074

      46,300    Merrill Lynch Preferred Capital Trust IV, 7.120%                                                          1,263,527

      95,000    Merrill Lynch Preferred Capital Trust V, 7.280%                                                           2,622,000

       3,300    Morgan Stanley, 7.050% (PPLUS)                                                                               88,836

      80,408    Morgan Stanley Capital Trust II, 7.250%                                                                   2,149,306

     487,600    Morgan Stanley Capital Trust III, 6.250%                                                                 12,555,700

     451,600    Morgan Stanley Capital Trust IV, 6.250%                                                                  11,556,444

      16,000    Morgan Stanley Dean Witter, Series C, 7.250%                                                                412,320


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - FOREIGN - 0.3%

      51,500    EnCana Corporation, 9.500%                                                                                1,367,325

      43,100    Suncor Energy Inc., 9.125%                                                                                1,095,602

      75,100    Talisman Energy Inc., 8.900%                                                                              1,912,046

      67,300    Talisman Energy Inc., 9.000%                                                                              1,682,500


------------------------------------------------------------------------------------------------------------------------------------
                ENTERTAINMENT - 0.1%

      71,400    Viacom Inc., 7.300%                                                                                       1,927,800


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 6.2%

      32,600    CIT Group Incorporated, 7.750% (CORTS)                                                                      937,250

     978,000    Countrywide Capital Trust IV, 6.750%                                                                     25,525,800

      41,000    Financial Security Assurance Holdings, 6.875%                                                             1,101,670

   1,059,618    Financial Security Assurance Holdings, 6.250%                                                            27,497,087

     199,700    General Electric Capital Corporation, 6.625%                                                              5,365,939

     702,300    General Electric Capital Corporation, 6.100%                                                             18,365,145

     526,700    Household Capital Trust V, Series X, 10.000%                                                             14,536,920

     617,096    Household Capital Trust VI, 8.250%                                                                       16,791,182

      30,900    Household Capital Trust VII, 7.500%                                                                         837,390

     250,000    Household Finance Corporation, 6.875%                                                                     6,645,000

      16,000    Philadelphia Authority for Industrial Development, Pennsylvania Pension, 6.550%                             402,240

      42,000    SLM Corporation, Series A, 6.970% (a)                                                                     2,391,900


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - FOREIGN - 4.3%

      18,800    CSFB USA, Series 2002-10, 7.000% (SATURNS)                                                                  498,388

      28,800    ING Capital Funding Trust, 7.700%                                                                           739,584

      63,600    ING Capital Funding Trust II, 9.200%                                                                      1,754,088

   1,476,400    ING Group NV, 7.200%                                                                                     40,704,348

   1,406,655    ING Group NV, 7.050%                                                                                     38,528,280


------------------------------------------------------------------------------------------------------------------------------------
                FOOD - 0.7%

     125,000    Dairy Farmers of America Inc., 144A, 7.875% (a)                                                          12,859,375


------------------------------------------------------------------------------------------------------------------------------------
                FOOD - FOREIGN - 0.1%

     106,100    Grand Metropolitan Delaware LP, 9.420%                                                                    2,794,674


------------------------------------------------------------------------------------------------------------------------------------
                GAS - 0.2%

      39,900    AGL Capital Trust II, 8.000%                                                                              1,089,669

      92,500    Dominion CNG Capital Trust I, 7.800%                                                                      2,503,975


                                       20

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                GAS - FOREIGN - 0.2%

     151,100    TransCanada Pipeline, 8.250%                                                                         $    3,889,314


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - FINANCIAL - 0.3%

      68,400    AMBAC Financial Group Inc., 5.950%                                                                        1,779,768

     136,700    AMBAC Financial Group Inc., 5.875%                                                                        3,484,483

      22,200    MBIA Inc., 8.000%                                                                                           614,718


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - 1.7%

      28,200    American General Capital Trust I, 7.875%                                                                    737,148

      33,200    American General Capital Trust III, 8.050%                                                                  934,912

     472,557    Delphi Financial Group Inc., 8.000%                                                                      12,664,528

      25,900    Great-West L&A Capital Trust I, Series A, 7.250%                                                            665,371

      60,200    Lincoln National Capital Trust V, Series E, 7.650%                                                        1,654,898

      25,000    Lincoln National Capital Trust VI, 6.750%                                                                   656,250

      88,600    PLC Capital Trust III, 7.500%                                                                             2,381,568

     440,940    PLC Capital Trust IV, 7.250%                                                                             11,861,286

      57,200    Torchmark Capital Trust I, 7.750%                                                                         1,558,700


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTILINE - 0.6%

     247,600    Hartford Capital Trust III, Series C, 7.450%                                                              6,653,012

      52,700    Hartford Life Capital Trust II, Series B, 7.625%                                                          1,404,455

      78,900    Safeco Capital Trust I, 8.700% (CORTS)                                                                    2,141,346

      59,700    Safeco Capital Trust I, Series 2001-4, 8.750% (CORTS)                                                     1,611,900


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - PROPERTY AND CASUALTY - 4.1%

   2,827,000    EverestRe Group Limited, 7.850%                                                                          78,986,380

       5,500    W.R. Berkley, 8.250% (CORTS)                                                                                149,380


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - PROPERTY AND CASUALTY - FOREIGN - 6.7%

     967,600    Ace Ltd., Series C, 7.800%                                                                               26,908,956

   1,505,600    Converium Finance, 8.250%                                                                                41,554,560

     230,081    PartnerRe Limited, 7.900%                                                                                 6,288,114

     439,320    PartnerRe Limited, Series C, 6.750%                                                                      11,580,475

                RenaissanceRe Holdings Ltd.:
     304,360     Series A, 8.100%                                                                                         8,455,121
     136,500     Series B, 7.300%                                                                                         3,705,975

                XL Capital Ltd.:
     554,400     Series A, 8.000%                                                                                        15,573,096
     537,617     Series B, 7.625%                                                                                        14,848,982


------------------------------------------------------------------------------------------------------------------------------------
                OIL - FOREIGN - 0.8%

     549,271    Nexen Inc., 7.350%                                                                                       14,528,218


------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - FOREIGN - 0.1%

      80,000    Rhone-Poulenc Overseas, Series A, 8.125%                                                                  2,040,800


------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE INVESTMENT TRUSTS - 13.7%

      14,000    Archstone-Smith Trust, Series D, 8.750%                                                                     364,700

      91,900    AvalonBay Communities Inc., Series H, 8.700%                                                              2,637,530

       8,700    BRE Properties, Series B, 8.080%                                                                            239,250

     857,995    CarrAmerica Realty Corporation, Series E, 7.500%                                                         23,080,066


                                       21


                        Nuveen Quality Preferred Income Fund 2 (JPS) (continued)
                                Portfolio of Investments January 31, 2004 (Unaudited)

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                REAL ESTATE INVESTMENT TRUSTS (continued)

                Developers Diversified Realty Corporation:
     279,800     Series G, 8.000%                                                                                    $    7,571,388
     103,000     Series H, 7.375%                                                                                         2,759,370

     186,650    Duke Realty Investment Corporation, Series B, 7.990%                                                     10,009,106

      37,900    Duke-Weeks Realty Corporation, Series I, 8.450%                                                           1,047,556

     293,000    Equity Office Properties Trust, Series G, 7.750%                                                          8,089,730

                Equity Residential Properties Trust:
      81,800     Series B, 9.125%                                                                                         2,238,866
      40,000     Series C, 9.125%                                                                                         1,116,800
      59,750     Series D, 8.600%                                                                                         1,673,598
       1,000     Series N, 6.480%                                                                                            25,170

                First Industrial Realty Trust Inc.:
      16,700     Series C, 8.625%                                                                                           465,179
     111,100     Series D, 7.950%                                                                                         2,807,497
      99,800     Series E, 7.900%                                                                                         2,533,922

       2,300    Gables Residential Trust, Series D, 7.500%                                                                   60,950

                HRPT Properties Trust:
     206,200     Series A, 9.875%                                                                                         5,684,934
   1,516,825     Series B, 8.750%                                                                                        42,334,586

     153,000    Kimco Realty Corporation, Series F, 6.650%                                                                3,971,880

                New Plan Excel Realty Trust:
     147,350     Series D, 7.800%                                                                                         8,025,978
     763,000     Series E, 7.625%                                                                                        20,906,200

      90,328    Prologis Trust, Series G, 6.750%                                                                          2,264,523

      54,170    PS Business Parks Inc., 7.000%                                                                            1,340,708

                Public Storage Inc.:
       5,000     Series D, 9.500%                                                                                           135,400
      11,000     Series F, 9.750%                                                                                           300,410
      13,700     Series L, 8.250%                                                                                           347,295
      12,700     Series M, 8.750%                                                                                           331,089
      43,800     Series Q, 8.600%                                                                                         1,199,682
      88,295     Series R, 8.000%                                                                                         2,398,975
      12,900     Series S, 7.875%                                                                                           349,074
      72,065     Series T, 7.625%                                                                                         1,945,755
      62,200     Series U, 7.625%                                                                                         1,694,950
     130,300     Series V, 7.500%                                                                                         3,542,857

     250,000    Regency Centers Corporation, 7.450%                                                                       6,725,000

                Simon Property Group Inc.:
      29,800     Series F, 8.750%                                                                                           822,182
     321,041     Series G, 7.890%                                                                                        17,657,255

                Vornado Realty Trust:
      33,200     Series B, 8.500%                                                                                           858,220
      40,700     Series C, 8.500%                                                                                         1,037,850

   2,461,900    Wachovia Preferred Funding Corporation, 7.250%                                                           71,148,910


------------------------------------------------------------------------------------------------------------------------------------
                TELECOMMUNICATIONS - 2.4%

       4,000    BellSouth Capital Funding Corporation, 7.375%                                                               103,000

       4,200    BellSouth Inc., 7.000% (CORTS)                                                                              111,048

      26,200    SBC Communications Inc., 7.000%                                                                             702,422

     119,700    Telephone and Data Systems Inc., 7.600%                                                                   3,219,930

   1,315,700    United States Cellular Corporation, 8.750%                                                               37,957,945

     200,000    Verizon Communications, 6.200% (CBTCS)                                                                    5,020,000


                                       22

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                UNITED STATES GOVERNMENT AGENCY - 1.1%

     315,300    Fannie Mae, 5.125% (a)                                                                               $   15,402,405

      88,600    Federal Home Loan Mortgage Corporation, 5.000% (a)                                                        4,190,780

       1,200    SLM Corporation, 6.000%                                                                                      30,420

      90,100    Tennessee Valley Authority, Series D, 6.750%                                                              2,360,620

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 5.9%

     340,000    Alabama Power Company, 5.830% (a)                                                                         8,846,800

       7,000    Alabama Power Company, Series J, 6.750%                                                                     178,710

      24,900    Atlantic Capital Trust II, Series C, 7.375%                                                                 630,966

       7,600    Consolidated Edison Company, 7.250%                                                                         207,936

      12,200    Consolidated Edison Company of New York Inc., 7.500%                                                        333,426

      16,000    Consolidated Edison Company of New York Inc., 7.350%                                                        410,240

     142,000    CPL Capital I, Series A, 8.000%                                                                           3,617,450

       9,500    Detroit Edison Company, 7.625%                                                                              246,050

       1,000    Detroit Edison Company, 7.540%                                                                               25,600

      36,800    Dominion Resources Capital Trust II, 8.400%                                                               1,012,000

      27,200    DTE Energy Trust I, 7.800%                                                                                  733,584

      63,400    Duke Energy Capital Trust I, Series Q, 7.200%                                                             1,605,288

      22,800    Duke Energy Capital Trust II, 7.200%                                                                        578,208

       1,000    Duke Energy Corporation, Series C, 6.600%                                                                    25,340

     100,200    Energy East Capital Trust I, 8.250%                                                                       2,698,386

         500    Entergy Arkansas Inc., 6.700%                                                                                13,710

      48,600    Entergy Louisiana Inc., 7.600%                                                                            1,329,210

   1,298,000    Entergy Mississippi Inc., 7.250%                                                                         35,493,810

       3,000    Georgia Power Capital Trust V, 7.125%                                                                        81,030

   1,200,000    Interstate Power & Light Company, Series B, 8.375% (a)                                                   39,600,000

      41,000    OGE Energy Capital Trust I, 8.375%                                                                        1,074,200

      20,500    Ohio Power Company, 7.375%                                                                                  518,035

      58,847    Potomac Electric Power Company, Series 6, 2.280% (a)                                                      2,443,992

     147,400    PSO Capital Trust I, Series A, 8.000%                                                                     3,729,220

      50,000    Public Service Company of Oklahoma, Series B, 6.000%                                                      1,319,000

      11,500    Rochester Gas and Electric Company, Series UU, 6.650%                                                       311,995

     253,000    Virginia Power Capital Trust, 7.375%                                                                      6,838,590
------------------------------------------------------------------------------------------------------------------------------------

                Total Preferred Securities (cost $1,184,786,405)                                                      1,279,889,883
                --------------------------------------------------------------------------------------------------------------------


                CONVERTIBLE PREFERRED SECURITIES - 7.9% (5.6% OF TOTAL INVESTMENTS)


                BANKING - 0.4%

     210,000    Citigroup Global Markets, 2.000%                                                                          8,184,330


------------------------------------------------------------------------------------------------------------------------------------
                GAS - 1.2%

     437,500    Keyspan Corporation, 8.750%                                                                              23,625,000


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTILINE - 0.1%

      20,000    Hartford Financial Services Group Inc., 7.000%                                                            1,280,000


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - PROPERTY AND CASUALTY - 0.2%

     163,500    PMI Group Inc., 5.875%                                                                                    4,208,490


                                       23


                        Nuveen Quality Preferred Income Fund 2 (JPS) (continued)
                                Portfolio of Investments January 31, 2004 (Unaudited)

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                INSURANCE - PROPERTY AND CASUALTY - FOREIGN - 0.2%

      68,800    PartnerRe Limited, 8.000%                                                                            $    3,931,920


------------------------------------------------------------------------------------------------------------------------------------
                MEDICAL PRODUCTS - 0.7%

     265,500    Baxter International Inc., 7.000%                                                                        13,713,075


------------------------------------------------------------------------------------------------------------------------------------
                TELECOMMUNICATIONS - 1.6%

     546,000    Alltel Corporation, 7.750%                                                                               27,573,000

     149,300    Citizens Communications Company, 6.750%                                                                   3,602,609


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 3.5%

     357,900    Ameren Corporation, 9.750%                                                                               10,450,680

      46,100    American Electric Power, 9.250%                                                                           2,236,311

     468,500    Dominion Resources Inc., 8.750%                                                                          26,399,975

     106,500    FPL Group Inc., 8.000%                                                                                    6,145,050

     334,500    Public Service Enterprise Group, 10.250%                                                                 21,284,235
------------------------------------------------------------------------------------------------------------------------------------

                Total Convertible Preferred Securities (cost $133,155,067)                                              152,634,675
------------------------------------------------------------------------------------------------------------------------------------


                CAPITAL PREFERRED - HYBRID SECURITIES - 4.3% (3.0% OF TOTAL INVESTMENTS)


                REAL ESTATE INVESTMENT TRUSTS - 1.3%

         240    Union Planters Preferred Fund, Series 144A, 7.750%                                                       25,050,000


------------------------------------------------------------------------------------------------------------------------------------
                TELECOMMUNICATIONS - 3.0%

      45,250    Centaur Funding Corporation, Series 144A, Series B, 9.080%                                               57,905,882
------------------------------------------------------------------------------------------------------------------------------------

                Total Capital Preferred - Hybrid Securities (cost $62,787,788)                                           82,955,882
                --------------------------------------------------------------------------------------------------------------------

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CAPITAL PREFERRED SECURITIES - 51.9% (36.8% OF TOTAL INVESTMENTS)


                BANKING - 19.8%

$      38,500   ABN AMRO North America Holding Capital, 6.523%, 12/31/49                                                 42,229,226

        6,000   AgFirst Farm Credit Bank, 7.300%, 10/15/49                                                                6,108,600

       15,000   Ahmanson Capital Trust I, 8.360%, 12/01/26                                                               17,429,550

        4,780   BankAmerica Institutional Trust, 8.070%, 12/31/26                                                         5,519,208

       26,355   BankBoston Capital Trust I, Series B, 8.250%, 12/15/26                                                   30,872,827

        3,031   BankBoston Capital Trust II, Series B, 7.750%, 12/15/26                                                   3,406,123

        5,300   Barnett Capital I, 8.060%, 12/01/26                                                                       6,111,992

        4,000   BT Capital Trust, Series B1, 7.900%, 1/15/27                                                              4,565,984

          500   BT Preferred Capital Trust II, 7.875%, 2/25/27                                                              568,146

        7,750   Chase Capital Trust I, Series A, 7.670%, 12/01/26                                                         8,685,332

        2,229   Corestates Capital Trust I, Series 144A, 8.000%, 12/15/26                                                 2,569,678

        5,000   FBS Capital Trust I, 8.090%, 11/15/26                                                                     5,815,090

        3,500   First Chicago NBD Institutional Capital, 7.950%, 12/01/26                                                 3,978,275

        1,500   First Empire Capital Trust I, 8.234%, 2/01/27                                                             1,751,241

        3,665   First Hawaiian Capital Trust I, Series B, 8.343%, 7/01/27                                                 4,257,854

        1,500   First Midwest Bancorp Inc., Series 144A, 6.950%, 12/01/33                                                 1,610,079

       17,095   First Union Capital Trust II, Series A, 7.950%, 11/15/29                                                 21,266,983

       22,080   Fleet Capital Trust II, 7.920%, 12/11/26                                                                 25,248,436

        3,600   JPM Capital Trust I, 7.540%, 1/15/27                                                                      4,003,837


                                       24

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                BANKING (continued)

$      22,085   JPM Capital Trust II, 7.950%, 2/01/27                                                                $   25,342,405

        2,500   KeyCorp Institutional Capital Trust A, 7.826%, 12/01/26                                                   2,815,318

       25,000   M&I Capital Trust A, 7.650%, 12/01/26                                                                    27,800,750

       25,000   Mellon Capital Trust I, Series A, 7.720%, 12/01/26                                                       28,323,425

       19,500   NB Capital Trust II, 7.830%, 12/15/26                                                                    22,473,516

        2,000   North Fork Capital Trust I, Capital Securities, 8.700%, 12/15/26                                          2,401,622

        8,000   North Fork Capital Trust II, 8.000%, 12/15/27                                                             9,026,704

        2,000   Peoples Heritage Capital Trust I, Series B, 9.060%, 2/01/27                                               2,330,848

       31,710   PNC Institutional Capital Securities, 7.950%, 12/15/26                                                   36,168,363

        8,000   Reliance Capital Trust I, Series B, 8.170%, 5/01/28                                                       9,098,864

        3,240   State Street Institutional Capital Trust, Series 144A, 7.940%, 12/30/26                                   3,742,498

        7,500   Union Planters Capital Trust A, 8.200%, 12/15/26                                                          8,439,008

        6,000   Zions Institutional Capital Trust, Series A, 8.536%, 12/15/26                                             7,015,830


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - FOREIGN - 12.6%

       62,474   Abbey National Capital Trust I, 8.963%, 6/30/20                                                          84,398,938

        1,200   Barclays Bank plc, Series 144A, 8.550%, 6/15/49                                                           1,496,141

       41,000   Barclays Bank plc, Series 144A, 6.860%, 9/29/49                                                          45,563,423

       16,065   Dresdner Funding Trust I, 8.151%, 6/30/31                                                                19,215,073

       10,000   HSBC Capital Funding LP, Debt, 10.176%, 6/30/50                                                          14,876,340

       30,000   KBC Bank Fund Trust III, Series 144A, 9.860%, 11/29/49                                                   38,105,430

       18,400   Royal Bank of Scotland Group plc, 7.648%, 8/31/49                                                        22,366,911

        5,000   Sparebanken Rogaland, Series 144A Notes, 6.443%, 5/01/49                                                  5,073,500

       10,000   UBS Preferred Funding Trust I, 8.622%, 10/29/49                                                          12,390,830


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 0.4%

        7,355   Phillips 66 Capital Trust II, 8.000%, 1/15/37                                                             8,417,599


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 1.8%

        8,595   Countrywide Capital Trust I, 8.000%, 12/15/26                                                             9,530,170

       18,460   Countrywide Capital Trust III, Series B, 8.050%, 6/15/27                                                 21,859,501

        3,000   KeyCorp Capital III, 7.750%, 7/15/29                                                                      3,511,614


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - FOREIGN - 1.6%

       19,000   AB Svensk Exportkredit, 6.375%, 10/27/49                                                                 19,622,364

        9,000   St. George Funding Company LLC, 8.485%, 6/30/47                                                          10,654,461


------------------------------------------------------------------------------------------------------------------------------------
                GAS - 0.5%

        8,750   KN Capital Trust III, 7.630%, 4/15/28                                                                     9,905,534


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - FINANCIAL - 0.6%

       10,000   Berkeley Capital Trust, 8.197%, 12/20/45                                                                 10,837,350


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - 2.6%

       33,855   American General Institutional Capital, 8.125%, 3/15/46                                                  44,292,090

        6,000   MIC Financing Trust I, 8.375%, 2/01/27                                                                    6,724,416


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - FOREIGN - 2.6%

       43,000   Sun Life Canada Capital Trust, Capital Securities, 8.526%, 5/06/47                                       51,119,088


                                       25


                        Nuveen Quality Preferred Income Fund 2 (JPS) (continued)
                                Portfolio of Investments January 31, 2004 (Unaudited)

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                INSURANCE - MULTILINE - 5.0%

$      38,777   Safeco Capital Trust I, Capital Securities, 8.072%, 7/15/37                                          $   44,765,061

       44,515   Zurich Capital Trust I, 8.376%, 6/01/37                                                                  50,870,496


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - PROPERTY AND CASUALTY - FOREIGN - 1.6%

       14,280   Ace Capital Trust II, 9.700%, 4/01/30                                                                    19,430,339

       10,000   RenaissanceRe Capital Trust, 8.540%, 3/01/27                                                             11,209,470


------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE - OTHER - 0.4%

        8,000   Mangrove Bay, Series 144A, Class 3, 6.102%, 7/15/33                                                       8,092,000


------------------------------------------------------------------------------------------------------------------------------------
                SAVINGS AND LOAN - THRIFT - 1.5%

       11,825   Dime Capital Trust I, Series A, 9.330%, 5/06/27                                                          14,716,307

       13,000   Great Western Financial Trust II, Series A, 8.206%, 2/01/27                                              15,084,862


------------------------------------------------------------------------------------------------------------------------------------
                UNITED STATES GOVERNMENT AGENCY - 0.2%

        3,500   Farm Credit Bank of Texas, 7.561%, 11/05/49                                                               3,631,341


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 0.7%

        3,000   Georgia Power Capital Trust VI, 4.780%, 11/01/42                                                          3,121,314

       11,000   PECO Energy Capital Trust IV, 5.750%, 6/15/33                                                             9,970,268
------------------------------------------------------------------------------------------------------------------------------------

                Total Capital Preferred Securities (cost $908,659,148)                                                1,001,829,843
------------------------------------------------------------------------------------------------------------------------------------


                CAPITAL PREFERRED - EURO-MARKET LISTED SECURITIES - 5.0% (3.5% OF TOTAL INVESTMENTS)


                BANKING - FOREIGN - 4.7%

       18,600   CA Preferred Funding Trust, 7.000%, 1/30/49                                                              19,168,509

       45,050   HBOS Capital Funding, 6.850%, 3/01/49                                                                    45,564,967

       13,500   Lloyds TSB Bank plc, Subordinate Note, 6.900%, 11/22/49                                                  13,981,963

       11,000   RBS Capital Trust, Series B, 6.800%, 12/31/49                                                            11,154,330


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - FOREIGN - 0.3%

        6,300   Old Mutual Capital Funding, Notes, 8.000%, 6/22/53                                                        6,327,128
------------------------------------------------------------------------------------------------------------------------------------

                Total Capital Preferred - Euro-Market Listed Securities (cost $98,443,568)                               96,196,897
                --------------------------------------------------------------------------------------------------------------------


                CORPORATE BONDS - 5.3% (3.7% OF TOTAL INVESTMENTS)

                AUTOMOBILE - 1.8%

        4,000   Ford Motor Company, 7.450%, 7/16/31                                                                       4,072,860

        7,525   Ford Motor Company, 8.900%, 1/15/32                                                                       8,666,121

       21,500   Ford Motor Company, 7.400%, 11/01/46                                                                     20,704,715

          592   General Motors Corporation, 7.375%, 5/23/48                                                                 575,008


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - 0.4%

        7,000   Suntrust Bank, Subordinate Note, 5.450%, 12/01/17                                                         7,310,933


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 3.0%

       52,860   General Motors Acceptance Corporation, Notes, 8.000%, 11/01/31                                           58,137,062


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - PROPERTY AND CASUALTY - 0.1%

        2,000   Zurich Reinsurance Centre Holdings Inc., Senior Notes, 7.125%, 10/15/23                                   1,966,500
------------------------------------------------------------------------------------------------------------------------------------

                Total Corporate Bonds (cost $87,147,053)                                                                101,433,199
                --------------------------------------------------------------------------------------------------------------------


                                       26

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                SHORT TERM INVESTMENTS - 0.5% (0.3% OF TOTAL INVESTMENTS)

$       9,051   State Street Bank Repurchase Agreement, 0.920%, dated 1/30/04, due 2/02/04,
=============         repurchase price $9,051,694, collateralized by U.S. Treasury Bonds                           $      9,051,000
                --------------------------------------------------------------------------------------------------------------------
                Total Short-Term Investments (cost $9,051,000)                                                            9,051,000
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $2,484,030,029) - 141.2%                                                      2,723,991,379
                --------------------------------------------------------------------------------------------------------------------
                Other Assets and Liabilities - 0.3%                                                                       5,741,156
                --------------------------------------------------------------------------------------------------------------------
                FundPreferred Shares, at Liquidation Value - (41.5)%                                                   (800,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                      $  1,929,732,535
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (a)  Security is eligible for the Dividends Received Deduction.

           (CBTCS)  Corporate Backed Trust Certificates.

           (CORTS)  Corporate Backed Trust Securities.

           (PCARS)  Public Credit and Repackaged Securities.

           (PPLUS)  Preferred Trusts

         (SATURNS)  Structured Asset Trust Unit Repackaging.

                                 See accompanying notes to financial statements.


                                       27

                        Nuveen Quality Preferred Income Fund 3 (JHP)
                        Portfolio of
                                Investments January 31, 2004 (Unaudited)
                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                PREFERRED SECURITIES - 72.0% (49.8% OF TOTAL INVESTMENTS)

                AUTOMOBILE - FOREIGN - 0.1%

       13,000   Magna International Inc., Series B, 8.875%                                                           $      339,300


------------------------------------------------------------------------------------------------------------------------------------
                AUTOMOBILE PARTS - 0.7%

       96,700   Delphi Trust I, 8.250%                                                                                    2,578,022


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - 11.3%

        1,000   ABN AMRO North America, 144A, 6.590% (a)                                                                  1,063,750

          500   ABN AMRO North America, 144A, Series L, 6.460% (a)                                                          531,875

       16,800   ASBC Capital I, 7.625%                                                                                      457,632

        5,500   BAC Capital Trust I, 7.000%                                                                                 148,115

       32,700   BAC Capital Trust II, 7.000%                                                                                874,398

       91,700   BAC Capital Trust III, 7.000%                                                                             2,525,418

       20,000   BAC Capital Trust IV, 5.875%                                                                                509,400

       14,400   BancWest Capital I, 9.500%                                                                                  405,792

       29,000   Bank One Capital II, 8.500%                                                                                 802,140

        8,200   Bank One Capital V, 8.000%                                                                                  223,450

       26,300   Bank One Capital Trust VI, 7.200%                                                                           704,051

       12,000   Chittenden Capital Trust I, 8.000%                                                                          323,400

       25,600   Citigroup Capital Trust VII, 7.100%                                                                         693,504

       46,600   Citigroup Capital Trust VIII, 6.950%                                                                      1,246,084

                Citigroup Inc.:
       19,149    Series F, 6.365% (a)                                                                                     1,072,344
       68,500    Series H, 6.231% (a)                                                                                     3,699,000
       58,601    Series M, 5.864% (a)                                                                                     3,149,804

       46,000   Cobank ABC, 144A, 7.000% (a)                                                                              2,432,572

       52,500   Comerica Capital Trust I, 7.600%                                                                          1,423,275

       29,500   Compass Capital Trust III, 7.350%                                                                           790,305

       23,100   First Union Capital II, Series II, 7.500% (CORTS)                                                           627,627

       11,300   First Union Institutional Capital II, 8.200% (CORTS)                                                        324,310

       31,000   Fleet Capital Trust VI, 8.800%                                                                              850,330

      108,000   Fleet Capital Trust VII, 7.200%                                                                           2,890,080

       21,216   Fleet Capital Trust VIII, 7.200%                                                                            569,437

       16,800   Harris Preferred Capital Corporation, Series A, 7.375%                                                      424,536

       28,000   HSBC USA Inc., Series F, 2.860% (a)                                                                       1,537,200

       25,000   JPMorgan Chase Trust, Series 2002-6, Class A, 7.125% (SATURNS)                                              666,750

                KeyCorp:
        6,300    Series 2001-7, 7.750% (CORTS)                                                                              168,273
        8,000    Series B, 8.250% (CORTS)                                                                                   217,520

        4,800   KeyCorp, 7.500% (PCARS)                                                                                     130,320

        1,600   National Commerce Capital Trust II, 7.700%                                                                   43,376

       20,000   PNC Capital Trust, 6.125%                                                                                   506,600


                                       28

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                BANKING (continued)

        4,300   SunTrust Capital Trust IV, 7.125%                                                                    $      115,756

       17,900   SunTrust Capital Trust V, 7.050%                                                                            482,405

       88,900   USB Capital Trust III, 7.750%                                                                             2,426,081

       58,100   USB Capital Trust IV, 7.350%                                                                              1,559,985

       48,800   USB Capital Trust V, 7.250%                                                                               1,320,040

       18,400   VNB Capital Trust I, 7.750%                                                                                 499,928

       26,700   Washington Mutual Capital Trust I, Series 2001-22, Class A-1, 7.650% (CORTS)                                710,087

       80,000   Zions Capital Trust B, 8.000%                                                                             2,219,200


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - FOREIGN - 3.5%

       48,000   ABN AMRO Capital Fund Trust II, 7.125%                                                                    1,215,840

       36,300   Banco Totta & Acores Finance, Series A, 8.875%                                                            1,022,074

      211,000   Banesto Holdings, Series A-144A, 10.500%                                                                  6,672,875

       13,000   BCH Capital Ltd., Series B, 9.430%                                                                          358,085

       47,300   BSCH Finance Ltd., Series Q, 8.625%                                                                       1,288,925

       26,500   Espirito Santo Overseas, 8.500%                                                                             689,265

       30,400   National Westminster Bank plc, Series A, 7.875%                                                             772,160

       24,700   Westpac Capital Trust I, 8.000%                                                                             636,766


------------------------------------------------------------------------------------------------------------------------------------
                BROKERAGE - 6.6%

       32,000   Bear Stearns Capital Trust III, 7.800%                                                                      864,000

        8,800   Lehman Brothers Holdings Capital Trust II, Series J, 7.875%                                                 226,600

      365,000   Lehman Brothers Holdings Capital Trust III, Series K, 6.375%                                              9,446,200

       20,100   Merrill Lynch Capital Trust II, 8.000%                                                                      568,830

       31,600   Merrill Lynch Preferred Capital Trust, 7.750%                                                               871,528

       17,900   Merrill Lynch Preferred Capital Trust IV, 7.120%                                                            488,491

       72,400   Merrill Lynch Preferred Capital Trust V, 7.280%                                                           1,998,240

       40,900   Morgan Stanley, 7.050% (PPLUS)                                                                            1,101,028

       80,000   Morgan Stanley Capital Trust II, 7.250%                                                                   2,138,400

      250,000   Morgan Stanley Capital Trust III, 6.250%                                                                  6,437,500


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - FOREIGN - 0.8%

       32,900   EnCana Corporation, 9.500%                                                                                  873,495

       11,100   Suncor Energy Inc., 9.125%                                                                                  282,162

       37,000   Talisman Energy Inc., 9.000%                                                                                925,000

       34,700   Talisman Energy Inc., 8.900%                                                                                883,462


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 6.2%

       42,800   CIT Group Incorporated, 7.750% (CORTS)                                                                    1,230,500

      100,000   Countrywide Capital Trust IV, 6.750%                                                                      2,610,000

      151,100   Financial Security Assurance Holdings, 6.250%                                                             3,921,045

      111,700   Household Capital Trust V, Series X, 10.000%                                                              3,082,920

       14,600   Household Capital Trust VI, 8.250%                                                                          397,266

      100,500   Household Capital Trust VII, 7.500%                                                                       2,723,550

      115,000   Household Finance Corporation, 6.875%                                                                     3,056,700

      100,000   SLM Corporation, Series A, 6.970% (a)                                                                     5,695,000


                                       29


                        Nuveen Quality Preferred Income Fund 3 (JHP) (continued)
                                Portfolio of Investments January 31, 2004 (Unaudited)

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                FINANCIAL - FOREIGN - 5.1%

       36,900   CSFB USA, Series 2002-10, 7.000% (SATURNS)                                                           $      978,219

      503,600   ING Group NV, 7.200%                                                                                     13,884,252

      142,900   ING Group NV, 7.050%                                                                                      3,914,031


------------------------------------------------------------------------------------------------------------------------------------
                FOOD - 0.7%

       25,000   Dairy Farmers of America Inc., 144A, 7.875% (a)                                                           2,571,875


------------------------------------------------------------------------------------------------------------------------------------
                FOOD - FOREIGN - 0.3%

       44,500   Grand Metropolitan Delaware LP, 9.420%                                                                    1,172,130


------------------------------------------------------------------------------------------------------------------------------------
                GAS - 0.3%

       27,900   AGL Capital Trust II, 8.000%                                                                                761,949

       11,400   Dominion CNG Capital Trust I, 7.800%                                                                        308,598


------------------------------------------------------------------------------------------------------------------------------------
                GAS - FOREIGN - 0.2%

       25,700   TransCanada Pipeline, 8.250%                                                                                661,518


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL - 0.1%

       20,000   Sherwin Williams Company, Series III, 7.250% (CORTS)                                                        525,800


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - FINANCIAL - 1.5%

       92,142   AMBAC Financial Group Inc., 5.950%                                                                        2,397,535

      127,600   AMBAC Financial Group Inc., 5.875%                                                                        3,252,524


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - 2.2%

        2,500   American General Capital Trust I, 7.875%                                                                     65,350

        2,300   American General Capital Trust III, 8.050%                                                                   64,768

      130,000   Delphi Financial Group Inc., 8.000%                                                                       3,484,000

        3,300   Great-West L&A Capital Trust I, Series A, 7.250%                                                             84,777

      103,700   Lincoln National Capital Trust V, Series E, 7.650%                                                        2,850,713

       54,600   PLC Capital Trust III, 7.500%                                                                             1,467,648

        4,800   PLC Capital Trust IV, 7.250%                                                                                129,120


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTILINE - 0.7%

       46,200   Hartford Capital Trust III, Series C, 7.450%                                                              1,241,394

       14,000   Safeco Capital Trust I, 8.700% (CORTS)                                                                      379,960

        4,600   Safeco Capital Trust I, Series 2001-4, 8.750% (CORTS)                                                       124,200

       32,200   Safeco Corporation, Series 2001-7, 8.250% (SATURNS)                                                         889,364


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - PROPERTY AND CASUALTY - 2.0%

      258,671   EverestRe Group Limited, 7.850%                                                                           7,227,268


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - PROPERTY AND CASUALTY - FOREIGN - 10.4%

      129,200   Ace Ltd., Series C, 7.800%                                                                                3,593,052

      418,310   Converium Finance, 8.250%                                                                                11,545,356

       55,700   PartnerRe Limited, 7.900%                                                                                 1,522,281

      140,000   PartnerRe Limited, Series C, 6.750%                                                                       3,690,400

                RenaissanceRe Holdings Ltd.:
       41,500    Series A, 8.100%                                                                                         1,152,870
      255,000    Series B, 7.300%                                                                                         6,923,250

                XL Capital Ltd.:
       61,800    Series A, 8.000%                                                                                         1,735,962
      289,400    Series B, 7.625%                                                                                         7,993,228


                                       30

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                OIL - FOREIGN - 0.9%

      121,000   Nexen Inc., 7.350%                                                                                   $    3,200,450


------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - FOREIGN - 0.0%

        4,500   Rhone-Poulenc Overseas, Series A, 8.125%                                                                    114,795


------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE INVESTMENT TRUSTS - 12.9%

        3,900   AvalonBay Communities Inc., Series H, 8.700%                                                                111,930

      144,200   CarrAmerica Realty Corporation, Series E, 7.500%                                                          3,878,980

                Developers Diversified Realty Corporation:
       80,000    Series G, 8.000%                                                                                         2,164,800
       30,000    Series H, 7.375%                                                                                           803,700

       11,200   Equity Office Properties Trust, Series G, 7.750%                                                            309,232

                Equity Residential Properties Trust:
       22,900    Series B 9.125%                                                                                            626,773
       18,500    Series C, 9.125%                                                                                           516,520
       18,000    Series D, 8.600%                                                                                           504,180

                First Industrial Realty Trust Inc.:
        5,100    Series C, 8.625%                                                                                           142,061
      248,100    Series D, 7.950%                                                                                         6,269,487
      163,300    Series E, 7.900%                                                                                         4,146,187

                HRPT Properties Trust:
      151,400    Series A, 9.875%                                                                                         4,174,098
      213,307    Series B, 8.750%                                                                                         5,953,398

                New Plan Excel Realty Trust:
       21,000    Series D, 7.800%                                                                                         1,143,845
       10,000    Series E, 7.625%                                                                                           274,000

       20,000   Prologis Trust, Series G, 6.750%                                                                            501,400

                Public Storage Inc.:
       12,900    Series L, 8.250%                                                                                           327,015
        1,600    Series M, 8.750%                                                                                            41,712
       32,400    Series Q, 8.600%                                                                                           887,436
       66,400    Series R, 8.000%                                                                                         1,804,088
       12,100    Series S, 7.875%                                                                                           327,426
        2,500    Series T, 7.625%                                                                                            67,500
       17,000    Series V, 7.500%                                                                                           462,230

                Simon Property Group Inc.:
        4,500    Series F, 8.750%                                                                                           124,155
       68,600    Series G, 7.890%                                                                                         3,773,000

                Vornado Realty Trust:
        1,700    Series B, 8.500%                                                                                            43,945
       13,400    Series C, 8.500%                                                                                           341,700

      252,700   Wachovia Preferred Funding Corporation, 7.250%                                                            7,303,030


------------------------------------------------------------------------------------------------------------------------------------
                TELECOMMUNICATIONS - 2.3%

       12,900   BellSouth Inc., 7.000% (CORTS)                                                                              341,076

       69,101   Telephone and Data Systems Inc., 7.600%                                                                   1,858,817

      157,500   United States Cellular Corporation, 8.750%                                                                4,543,875

       24,300   Verizon Communications, 7.625% (CORTS)                                                                      669,222

       30,000   Verizon Communications, 6.200% (CBTCS)                                                                      753,000

       12,400   Verizon New England Inc., Series B, 7.000%                                                                  328,600


                                       31


                        Nuveen Quality Preferred Income Fund 3 (JHP) (continued)
                                Portfolio of Investments January 31, 2004 (Unaudited)

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                UNITED STATES GOVERNMENT AGENCY - 1.3%

       67,700   Fannie Mae, 5.125% (a)                                                                               $    3,307,145

       23,900   Federal Home Loan Mortgage Corporation, 5.000% (a)                                                        1,130,470

       18,300   Tennessee Valley Authority, Series D, 6.750%                                                                479,460


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 1.9%

        2,900   Detroit Edison Company, 7.625%                                                                               75,110

       53,100   Entergy Louisiana Inc., 7.600%                                                                            1,452,285

      203,447   Entergy Mississippi Inc., 7.250%                                                                          5,563,258

        1,500   PSO Capital Trust I, Series A, 8.000%                                                                        37,950
------------------------------------------------------------------------------------------------------------------------------------

                Total Preferred Securities (cost $250,937,523)                                                          264,234,112
                --------------------------------------------------------------------------------------------------------------------


                CONVERTIBLE PREFERRED SECURITIES - 8.5% (5.9% OF TOTAL INVESTMENTS)


                BANKING - 0.6%

       61,000   Citigroup Global Markets, 2.000%                                                                          2,377,353


------------------------------------------------------------------------------------------------------------------------------------
                GAS - 1.5%

      100,000   Keyspan Corporation, 8.750%                                                                               5,400,000


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - PROPERTY AND CASUALTY - 0.0%

        5,000   PMI Group Inc., 5.875%                                                                                      128,700


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - PROPERTY AND CASUALTY - FOREIGN - 0.2%

       12,200   PartnerRe Limited, 8.000%                                                                                   697,230


------------------------------------------------------------------------------------------------------------------------------------
                MEDICAL PRODUCTS - 0.8%

       58,000   Baxter International Inc., 7.000%                                                                         2,995,700


------------------------------------------------------------------------------------------------------------------------------------
                TELECOMMUNICATIONS - 1.9%

      118,500   Alltel Corporation, 7.750%                                                                                5,984,250

       40,700   Citizens Communications Company, 6.750%                                                                     982,091


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 3.5%

       81,900   Ameren Corporation, 9.750%                                                                                2,391,480

        6,700   American Electric Power, 9.250%                                                                             325,017

      102,400   Dominion Resources Inc., 8.750%                                                                           5,770,240

       66,500   Public Service Enterprise Group, 10.250%                                                                  4,231,395
------------------------------------------------------------------------------------------------------------------------------------

                Total Convertible Preferred Securities (cost $28,401,779)                                                31,283,456
                --------------------------------------------------------------------------------------------------------------------


                CAPITAL PREFERRED - HYBRID SECURITIES - 4.5% (3.1% OF TOTAL INVESTMENTS)


                REAL ESTATE INVESTMENT TRUSTS - 2.0%

           70   Union Planters Preferred Fund, Series 144A, 7.750%                                                        7,306,250
------------------------------------------------------------------------------------------------------------------------------------
                TELECOMMUNICATIONS - 2.5%

        7,260   Centaur Funding Corporation, Series 144A, Series B, 9.080%                                                9,290,535
------------------------------------------------------------------------------------------------------------------------------------

                Total Capital Preferred - Hybrid Securities (cost $14,286,149)                                           16,596,785
                --------------------------------------------------------------------------------------------------------------------


                                       32

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CAPITAL PREFERRED SECURITIES - 48.8% (33.7% OF TOTAL INVESTMENTS)


                BANKING - 17.8%

$       2,000   AgFirst Farm Credit Bank, 7.300%, 10/15/49                                                             $   2,036,200

        5,000   Ahmanson Capital Trust I, 8.360%, 12/01/26                                                                 5,809,850

        1,000   BankAmerica Capital II, Series 2, 8.000%, 12/15/26                                                         1,159,344

          500   BankBoston Capital Trust II, Series B, 7.750%, 12/15/26                                                      561,881

        1,000   BT Capital Trust, Series B1, 7.900%, 1/15/27                                                               1,141,496

          500   BT Preferred Capital Trust II, 7.875%, 2/25/27                                                               568,146

        1,000   First Chicago NBD Institutional Capital, 7.950%, 12/01/26                                                  1,136,650

        1,000   First Empire Capital Trust I, 8.234%, 2/01/27                                                              1,167,494

          500   First Midwest Bancorp Inc., Series 144A, 6.950%, 12/01/33                                                    536,693

        8,485   First Union Capital Trust II, Series A, 7.950%, 11/15/29                                                  10,555,739

        9,000   JPM Capital Trust I, 7.540%, 1/15/27                                                                      10,009,593

        4,000   North Fork Capital Trust I, Capital Securities, 8.700%, 12/15/26                                           4,803,244

        1,000   North Fork Capital Trust II, 8.000%, 12/15/27                                                              1,128,338

        3,150   Peoples Heritage Capital Trust I, Series B, 9.060%, 2/01/27                                                3,671,086

       10,200   PNC Institutional Capital Trust B, Series 144A, 8.315%, 5/15/27                                           12,011,795

        4,600   Union Planters Capital Trust A, 8.200%, 12/15/26                                                           5,175,925

        3,000   Zions Institutional Capital Trust, Series A, 8.536%, 12/15/26                                              3,507,915


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - FOREIGN - 6.0%

        8,000   Abbey National Capital Trust I, 8.963%, 6/30/20                                                           10,807,560

        1,200   Barclays Bank plc, Series 144A, 8.550%, 6/15/49                                                            1,496,141

        8,692   Barclays Bank plc, Series 144A, 6.860%, 9/29/49                                                            9,659,446


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 1.4%

        4,500   Phillips 66 Capital Trust II, 8.000%, 1/15/37                                                              5,150,129


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 0.3%

        1,000   Countrywide Capital Trust I, 8.000%, 12/15/26                                                              1,108,804


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - FOREIGN - 1.4%

        2,000   AB Svensk Exportkredit, 6.375%, 10/27/49                                                                   2,065,512

        2,500   St. George Funding Company LLC, 8.485%, 6/30/47                                                            2,959,573


------------------------------------------------------------------------------------------------------------------------------------
                GAS - 2.0%

        6,500   KN Capital Trust III, 7.630%, 4/15/28                                                                      7,358,397


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - FINANCIAL - 1.5%

        5,000   Berkeley Capital Trust, 8.197%, 12/20/45                                                                   5,418,675


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - 3.4%

        1,000   American General Institutional Capital, 8.125%, 3/15/46                                                    1,308,288

       10,000   MIC Financing Trust I, 8.375%, 2/01/27                                                                    11,207,360


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - FOREIGN - 3.2%

       10,000   Sun Life Canada Capital Trust, Capital Securities, 8.526%, 5/06/47                                        11,888,160


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTILINE - 7.4%

       10,038   Safeco Capital Trust I, Capital Securities, 8.072%, 7/15/37                                               11,588,098

       13,500   Zurich Capital Trust I, 8.376%, 6/01/37                                                                   15,427,422


                                       33


                        Nuveen Quality Preferred Income Fund 3 (JHP) (continued)
                                Portfolio of Investments January 31, 2004 (Unaudited)

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                INSURANCE - PROPERTY AND CASUALTY - FOREIGN - 2.2%

$       3,450   Ace Capital Trust II, 9.700%, 4/01/30                                                                 $   4,694,305

        3,000   RenaissanceRe Capital Trust, 8.540%, 3/01/27                                                              3,362,841


------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE - OTHER - 0.4%

        1,500   Mangrove Bay, Series 144A, Class 3, 6.102%, 7/15/33                                                       1,517,250


------------------------------------------------------------------------------------------------------------------------------------
                SAVINGS AND LOAN - THRIFT - 1.4%

        4,225   Dime Capital Trust I, Series A, 9.330%, 5/06/27                                                           5,258,046


------------------------------------------------------------------------------------------------------------------------------------
                UNITED STATES GOVERNMENT AGENCY - 0.2%

          700   Farm Credit Bank of Texas, 7.561%, 11/05/49                                                                 726,268


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 0.2%

        1,000   PECO Energy Capital Trust IV, 5.750%, 6/15/33                                                               906,388
------------------------------------------------------------------------------------------------------------------------------------

                Total Capital Preferred Securities (cost $166,473,192)                                                  178,890,052
------------------------------------------------------------------------------------------------------------------------------------


                CAPITAL PREFERRED - EURO-MARKET LISTED SECURITIES - 5.4% (3.7% OF TOTAL INVESTMENTS)


                BANKING - FOREIGN - 4.5%

        4,000   C.A. Preferred Funding Trust, 7.000%, 1/30/49                                                             4,122,260

        6,600   HBOS Capital Funding LP, Notes, 6.850%, 3/01/49                                                           6,675,445

        2,500   Lloyds TSB Bank plc, Subordinate Note, 6.900%, 11/22/49                                                   2,589,253

        3,000   RBS Capital Trust B, 6.800%, 12/31/49                                                                     3,042,090


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - FOREIGN - 0.9%

        3,200   Old Mutual Capital Funding, Notes, 8.000%, 6/22/53                                                        3,213,779
------------------------------------------------------------------------------------------------------------------------------------

                Total Capital Preferred - Euro-Market Listed Securities (cost $20,033,406)                               19,642,827
                --------------------------------------------------------------------------------------------------------------------


                CORPORATE BONDS - 4.8% (3.3% OF TOTAL INVESTMENTS)

                AUTOMOBILE - 1.6%

        1,000   Ford Motor Company, 7.450%, 7/16/31                                                                       1,018,215

        5,100   Ford Motor Company, Debenture, 7.400%, 11/01/46                                                           4,911,351


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 3.2%

       10,500   General Motors Acceptance Corporation, Notes, 8.000%, 11/01/31                                           11,548,221
------------------------------------------------------------------------------------------------------------------------------------

                Total Corporate Bonds (cost $15,635,374)                                                                 17,477,787
                --------------------------------------------------------------------------------------------------------------------


                SHORT-TERM INVESTMENTS - 0.7% (0.5% OF TOTAL INVESTMENTS)

        2,462   State Street Bank Repurchase Agreement, 0.920%, dated 1/30/04, due 2/02/04,
=============    repurchase price $2,462,189, collateralized by U.S. Treasury Bonds                                       2,462,000
                --------------------------------------------------------------------------------------------------------------------
                Total Short-Term Investments (cost $2,462,000)                                                            2,462,000
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $498,229,423) - 144.7%                                                          530,587,019
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.6%                                                                      2,218,879
                --------------------------------------------------------------------------------------------------------------------
                FundPreferred Shares, at Liquidation Value - (45.3)%                                                   (166,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 366,805,898
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
               (a)  Security is eligible for the Dividends Received Deduction.
           (CBTCS)  Corporate Backed Trust Certificates.
           (CORTS)  Corporate Backed Trust Securities.
           (PCARS)  Public Credit and Repackaged Securities.
           (PPLUS)  Preferred Trusts
         (SATURNS)  Structured Asset Trust Unit Repackaging.

                                 See accompanying notes to financial statements.


                                       34


                        Statement of
                             ASSETS AND LIABILITIES January 31, 2004 (Unaudited)

                                                                                          QUALITY          QUALITY          QUALITY
                                                                                        PREFERRED        PREFERRED        PREFERRED
                                                                                           INCOME         INCOME 2         INCOME 3
                                                                                            (JTP)            (JPS)            (JHP)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $1,315,099,296, $2,484,030,029 and
   $498,229,423, respectively)                                                     $1,421,996,809   $2,723,991,379     $530,587,019
Cash                                                                                          --               290              135
Receivables:
   Dividends                                                                            2,813,771        5,947,826        1,244,025
   Interest                                                                             8,012,052       15,123,091        2,870,734
   Investments sold                                                                       539,065          290,398          159,719
Other assets                                                                               42,437           73,541            1,602
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                  1,433,404,134    2,745,426,525      534,863,234
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                                       2,552,294        5,483,451        1,022,294
Interest rate swaps, at value                                                          10,044,638        8,533,812          647,765
Accrued expenses:
   Management fees                                                                        667,647        1,211,067          260,037
   Other                                                                                  215,409          378,832          109,744
FundPreferred share dividends payable                                                      51,140           86,828           17,496
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                13,531,128       15,693,990        2,057,336
------------------------------------------------------------------------------------------------------------------------------------
FundPreferred shares, at liquidation value                                            440,000,000      800,000,000      166,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                             $  979,873,006   $1,929,732,535     $366,805,898
====================================================================================================================================
Common shares outstanding                                                              64,423,417      119,523,272       23,629,747
====================================================================================================================================
Net asset value per Common share outstanding (net assets applicable to
   Common shares, divided by Common shares outstanding)                            $        15.21   $        16.15     $      15.52
====================================================================================================================================


NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                            $      644,234   $    1,195,233     $    236,297
Paid-in surplus                                                                       910,956,929    1,692,640,157      334,123,352
Undistributed (Over-distribution of) net investment income                             (1,413,445)      (1,567,505)         (48,108)
Accumulated net realized gain (loss) from investments                                 (27,241,287)       5,090,279          598,813
Net unrealized appreciation of investments and interest rate swap transactions         96,926,575      232,374,371       31,895,544
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                             $  979,873,006   $1,929,732,535     $366,805,898
====================================================================================================================================
Authorized shares:
   Common                                                                               Unlimited        Unlimited        Unlimited
   FundPreferred shares                                                                 Unlimited        Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.


                                       35

                        Statement of
                            OPERATIONS Six Months Ended January 31, 2004 (Unaudited)
                                                                                          QUALITY          QUALITY          QUALITY
                                                                                        PREFERRED        PREFERRED        PREFERRED
                                                                                           INCOME         INCOME 2         INCOME 3
                                                                                            (JTP)            (JPS)            (JHP)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of foreign tax withheld of $6,944, $0, and $0, respectively)           $27,621,950     $ 52,010,268      $10,702,651
Interest                                                                               21,391,286       41,215,541        7,467,225
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                49,013,236       93,225,809       18,169,876
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                         6,110,467       11,336,460        2,351,069
Net interest expense on interest rate swap transactions                                 4,489,376        6,682,208        1,310,418
FundPreferred shares - auction fees                                                       554,521        1,008,219          209,206
FundPreferred shares - dividend disbursing agent fees                                      14,276           20,145            6,805
Shareholders' servicing agent fees and expenses                                             7,599            5,538            1,669
Custodian's fees and expenses                                                             147,102          272,338           61,006
Trustees' fees and expenses                                                                24,267           52,700            7,434
Professional fees                                                                          72,923           87,293           24,192
Shareholders' reports - printing and mailing expenses                                     103,939          187,471           32,203
Stock exchange listing fees                                                                12,278           41,602            7,828
Investor relations expense                                                                 57,423          104,350           38,105
Other expenses                                                                             50,730           84,257           16,101
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement                   11,644,901       19,882,581        4,066,036
   Custodian fee credit                                                                    (1,486)            (984)          (1,130)
   Expense reimbursement                                                               (2,229,437)      (4,283,218)        (836,837)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                            9,413,978       15,598,379        3,228,069
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  39,599,258       77,627,430       14,941,807
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                                               3,279,938        8,070,427          189,049
Change in net unrealized appreciation (depreciation) of investments                    74,645,894      153,966,425       32,315,725
Change in net unrealized appreciation (depreciation) of interest rate
   swap transactions                                                                   (3,217,329)      (7,900,019)      (2,045,737)
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                                              74,708,503      154,136,833       30,459,037
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO FUNDPREFERRED SHAREHOLDERS
From net investment income                                                             (2,588,573)      (4,683,169)        (980,273)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares from operations               $111,719,188     $227,081,094     $ 44,420,571
====================================================================================================================================


                                 See accompanying notes to financial statements.

                        Statement of
                             Changes in Net Assets (Unaudited)
                                       QUALITY PREFERRED                  QUALITY PREFERRED                  QUALITY PREFERRED
                                          INCOME (JTP)                      INCOME 2 (JPS)                     INCOME 3 (JHP)
                                 -----------------------------    --------------------------------    ------------------------------
                                                                                           FOR THE                          FOR THE
                                                                                    PERIOD 9/24/02                  PERIOD 12/18/02
                                   SIX MONTHS                         SIX MONTHS     (COMMENCEMENT      SIX MONTHS    (COMMENCEMENT
                                        ENDED       YEAR ENDED             ENDED    OF OPERATIONS)           ENDED   OF OPERATIONS)
                                      1/31/04          7/31/03           1/31/04   THROUGH 7/31/03         1/31/04  THROUGH 7/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income            $ 39,599,258     $ 83,719,154    $   77,627,430    $  120,895,551    $ 14,941,807     $ 15,853,471
Net realized gain (loss)
   from investments                 3,279,938      (30,328,278)        8,070,427         9,651,211         189,049        3,540,303
Change in net unrealized
   appreciation (depreciation)
   of investments                  74,645,894       47,552,557       153,966,425        85,994,925      32,315,725           41,871
Change in net unrealized
   appreciation (depreciation)
   of interest rate
   swap transactions               (3,217,329)      (6,753,609)       (7,900,019)          313,040      (2,045,737)       1,583,685
Distributions to FundPreferred
   shareholders from
   net investment income           (2,588,573)      (6,004,164)       (4,683,169)       (8,370,051)       (980,273)        (948,183)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
  from operations                 111,719,188       88,185,660       227,081,094       208,484,676      44,420,571       20,071,147
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income        (40,569,771)     (80,491,725)      (75,299,662)     (112,911,526)    (14,596,182)     (14,584,390)
From accumulated net
   realized gains
   from investments                        --               --       (11,856,709)               --      (2,909,963)              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to
   Common shares from
   distributions
   to Common shareholders         (40,569,771)     (80,491,725)      (87,156,371)     (112,911,526)    (17,506,145)     (14,584,390)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale
   of shares                               --         (119,042)           (1,043)    1,708,927,042         105,843      337,150,050
   Net proceeds from shares
   issued to
   shareholders due to
   reinvestment of distributions      977,167       29,383,959                --         1,703,414         286,966          351,072
FundPreferred shares offering costs        --       (9,218,088)               --       (16,495,026)             --       (3,589,491)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares from
   capital share transactions         977,167       20,046,829            (1,043)    1,694,135,430         392,809      333,911,631
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable
   to Common shares                72,126,584       27,740,764       139,923,680     1,789,708,580      27,307,235      339,398,388
Net assets applicable to
   Common shares
   at the beginning of period     907,746,422      880,005,658     1,789,808,855           100,275     339,498,663          100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares
   at the end of period          $979,873,006     $907,746,422    $1,929,732,535    $1,789,808,855    $366,805,898     $339,498,663
====================================================================================================================================
Undistributed net investment
   income at the
   end of period                 $ (1,413,445)     $ 2,145,641      $ (1,567,505)     $    787,896    $    (48,108)    $    586,540
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       Financial Statements (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The Funds covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Quality Preferred Income Fund (JTP), Nuveen Quality Preferred Income Fund 2 (JPS) and Nuveen Quality Preferred Income Fund 3
(JHP). The Funds are registered under the Investment Company Act of 1940, as amended, as non-diversified, closed-end management investment companies.

Prior to the commencement of operations of Quality Preferred Income 2 (JPS) and Quality Preferred Income 3 (JHP), each Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 per Fund by Nuveen Institutional Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., and the recording of the organization expenses ($15,000 and $11,500, respectively) and their reimbursement by Nuveen Investments, LLC, also a wholly owned subsidiary of Nuveen Investments, Inc.

Each Fund seeks to provide high current income consistent with capital preservation by investing primarily in a portfolio of preferred securities, debt securities including convertible debt securities and convertible preferred securities.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. The prices of fixed-income securities are generally provided by an independent pricing service approved by the Funds' Board of Trustees and based on the mean between the bid and asked prices. When price quotes are not readily available for fixed income securities, the pricing service establishes fair market value using a wide range of market data including yields or prices of securities of comparable quality, type of issue, coupon, maturity and rating, indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At January 31, 2004, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis (see Dividends and Distributions to Common Shareholders for REIT income recognition policy).

Income Taxes

Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Common Shareholders

Dividends from net investment income are declared monthly. Net realized capital gains from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

The Funds make certain adjustments, at different points in time, to the character of both (a) the distributions received by the Funds from REITs, and
(b) dividends to Fund shareholders to the extent that such dividends are attributable to REIT distributions received by the Funds.

Characterization of Receipts from REITs - Distributions from REITs are generally comprised of investment income, long-term and short-term capital gains, and/or a return of REIT capital. The actual character of the amounts received by a Fund from REITs during the period is not known until after the fiscal year-end of the Funds. For the six months ended January 31, 2004, each Fund applied percentage estimates (of whether the receipts represented investment income, long-term and short-term capital gains, or return of capital), based on historical experience, to its receipts from the REITs and treated as income in the Statement of Operations only the amount of investment income so calculated. Each Fund will adjust that estimated breakdown of income type (and consequently its net investment income) as necessary in the subsequent calendar year when the REITs inform their shareholders of the actual breakdown of income type.

Characterization of Fund Distributions to Shareholders Derived from Distributions from REITs - During the six months ended January 31, 2004, each Fund treated each distribution to its shareholders, to the extent that such distribution was attributable to receipts from portfolio REITs, as being entirely from net investment income, because the character of such distributions made during the period is not known until after the fiscal year-end of the Funds. Each Fund recharacterizes those distributions as being from ordinary income, long-term and short-term capital gains, and return of capital, if necessary, in the subsequent calendar year, based upon the income type breakdown information conveyed at that time by the REITs whose securities are held in the Fund's portfolio. Consequently, the financial statements may reflect an over-distribution of net investment income that is at least partly attributable to the fact that, as of the date of the financial statements, some of the amounts received by the Funds from the portfolio REITs, but none of the dividends paid by the Funds to shareholders from the portfolio REITs during the period, were treated as something other than ordinary income.

Distributions to Common shareholders of net investment income and net realized capital gains, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

FundPreferred Shares

The Funds have issued and outstanding $25,000 stated value FundPreferred shares. Each Fund's FundPreferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of shares outstanding, by Series and in total, for each Fund is as follows:

                                               QUALITY      QUALITY      QUALITY
                                             PREFERRED    PREFERRED    PREFERRED
                                                INCOME     INCOME 2     INCOME 3
                                                 (JTP)        (JPS)        (JHP)
--------------------------------------------------------------------------------

Number of shares:
   Series M                                      3,520        4,800        3,320
   Series T                                      3,520        4,800           --
   Series T2                                        --        4,000           --
   Series W                                      3,520        4,800           --
   Series TH                                     3,520        4,800        3,320
   Series TH2                                       --        4,000           --
   Series F                                      3,520        4,800           --
--------------------------------------------------------------------------------
Total                                           17,600       32,000        6,640
================================================================================


Effective August 22, 2002, Quality Preferred Income (JTP) issued 3,520 Series M, 3,520 Series T, 3,520 Series W, 3,520 Series TH, and 3,520 Series F, $25,000 stated value FundPreferred shares.

Effective October 18, 2002, Quality Preferred Income 2 (JPS) issued 4,800 Series M, 4,800 Series T, 4,800 Series W, 4,800 Series TH, and 4,800 Series F, $25,000 stated value FundPreferred shares. In addition, effective November 15, 2002, Quality Preferred Income 2 (JPS) issued 4,000 Series T2, and 4,000 Series TH2, $25,000 stated value FundPreferred shares.

Effective February 14, 2003, Quality Preferred Income 3 (JHP) issued 3,320 Series M, and 3,320 Series TH, $25,000 stated value FundPreferred shares.

Notes to
    Financial Statements (Unaudited) (continued)



Interest Rate Swap Transactions

The Funds are authorized to enter into hedging transactions, including interest rate swap transactions. The Funds use interest rate swaps with the intent to reduce or eliminate the risk that an increase in short-term interest rates could have on Common share net earnings as a result of leverage. Interest rate swaps involve each Fund's agreement with the swap counterparty to pay a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment that is intended to approximate each Fund's variable rate payment obligation on FundPreferred shares or any variable rate borrowing. The payment obligation is based on the notional amount of the swap. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of credit loss with respect to the swap counterparty on interest rate swaps is limited to the net amount of interest payments that each Fund is to receive. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the net payment obligations under any interest rate swap transactions. Interest rate swap positions are marked to market daily. Although there are economic advantages of entering into interest rate swap transactions, there are also additional risks. The Funds help manage the credit risks associated with interest rate swap transactions by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser continually monitor the financial stability of the swap counterparties.

At January 31, 2004, Quality Preferred Income (JTP) had open interest rate swap agreements with Citibank NA as follows:

                                                                                   UNREALIZED
NOTIONAL                                                          TERMINATION    APPRECIATION
AMOUNT                   FIXED RATE       FLOATING RATE*                 DATE  (DEPRECIATION)
---------------------------------------------------------------------------------------------
$110,000,000                 3.1300%             1.1000%              8/29/05    $(2,245,505)
 110,000,000                 3.8600              1.1000               8/29/07     (3,498,650)
 110,000,000                 4.3500              1.1000               8/29/09     (4,226,783)
---------------------------------------------------------------------------------------------
                                                                                 $(9,970,938)
=============================================================================================

*Based on LIBOR (London Interbank Offered Rate)

At January 31, 2004, Quality Preferred Income 2 (JPS) had open interest rate swap agreements with Citibank NA as follows:

                                                                                   UNREALIZED
NOTIONAL                                                          TERMINATION    APPRECIATION
AMOUNT                   FIXED RATE       FLOATING RATE*                 DATE  (DEPRECIATION)
---------------------------------------------------------------------------------------------
$200,000,000                 2.6300%             1.1200%             11/06/05    $(2,329,923)
 200,000,000                 3.3750              1.1200              11/06/07     (2,538,387)
 200,000,000                 3.9100              1.1200              11/06/09     (2,718,669)
---------------------------------------------------------------------------------------------
                                                                                 $(7,586,979)
=============================================================================================

*Based on LIBOR (London Interbank Offered Rate)

At January 31, 2004, Quality Preferred Income 3 (JHP) had open interest rate swap agreements with Citibank NA as follows:

                                                                                   UNREALIZED
NOTIONAL                                                          TERMINATION    APPRECIATION
AMOUNT                   FIXED RATE       FLOATING RATE*                 DATE  (DEPRECIATION)
---------------------------------------------------------------------------------------------
$42,000,000                  2.4125%             1.1200%              3/06/06      $(192,936)
 42,000,000                  3.2550              1.1200               3/06/08       (124,194)
 42,000,000                  3.8150              1.1200               3/06/10       (144,922)
---------------------------------------------------------------------------------------------
                                                                                   $(462,052)
=============================================================================================

*Based on LIBOR (London Interbank Offered Rate)

Repurchase Agreements

In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Other Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments for the purpose of hedging their portfolios. The specific derivative instruments will be limited to U.S. Treasury security or U.S. Government Agency security futures contracts and options on U.S. Treasury security or U.S. Government Agency security futures contracts. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended January 31, 2004.

Offering Costs

Nuveen Investments, LLC has agreed to reimburse all organization expenses (approximately $15,000, $15,000 and $11,500, respectively) and pay all Common shares offering costs (other than the sales load) that exceed $.03 per Common share for Quality Preferred Income (JTP), Quality Preferred Income 2 (JPS) and Quality Preferred Income 3 (JHP). Quality Preferred Income's (JTP), Quality Preferred Income 2's (JPS) and Quality Preferred Income 3's (JHP) share of Common shares offering costs ($1,389,616, $1,479,001 and $527,608, respectively) were recorded as a reduction of the proceeds from the sale of the Common shares.

Costs incurred by Quality Preferred Income (JTP), Quality Preferred Income 2
(JPS) and Quality Preferred Income 3 (JHP) in connection with their offering of FundPreferred shares ($9,218,088, $16,495,026, and $3,589,491, respectively)
were recorded as a reduction to paid-in surplus.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common and FundPreferred shares were as follows:

                            QUALITY PREFERRED              QUALITY PREFERRED               QUALITY PREFERRED
                               INCOME (JTP)                  INCOME 2 (JPS)                  INCOME 3 (JHP)
                         ------------------------     ----------------------------    ----------------------------
                                                                           FOR THE                         FOR THE
                                                                    PERIOD 9/24/02                 PERIOD 12/18/02
                         SIX MONTHS                   SIX MONTHS     (COMMENCEMENT    SIX MONTHS     (COMMENCEMENT
                              ENDED    YEAR ENDED          ENDED    OF OPERATIONS)         ENDED    OF OPERATIONS)
                            1/31/04       7/31/03        1/31/04   THROUGH 7/31/03       1/31/04   THROUGH 7/31/03
------------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                   --            --             --       119,400,000            --        23,580,000
   Shares issued to
     shareholders due to
     reinvestment of
     distributions           66,713     2,049,704             --           116,272        19,046            23,701
------------------------------------------------------------------------------------------------------------------
                             66,713     2,049,704             --       119,516,272        19,046        23,603,701
==================================================================================================================
FundPreferred shares sold        --        17,600             --            32,000            --             6,640
==================================================================================================================

Notes to
        Financial Statements (Unaudited) (continued)



3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments) of investment securities and U.S. Government and agency obligations during the six months ended January 31, 2004, were as follows:

                                                                        QUALITY       QUALITY      QUALITY
                                                                      PREFERRED     PREFERRED    PREFERRED
                                                                         INCOME      INCOME 2     INCOME 3
                                                                          (JTP)         (JPS)        (JHP)
----------------------------------------------------------------------------------------------------------
Purchases:
   Investment securities                                           $131,897,030  $194,856,139  $42,267,228
   U.S. Government and agency obligations                             1,207,688     9,560,859    1,107,047
Sales and maturities:
   Investment securities                                            132,688,766   203,415,345   41,950,800
   U.S. Government and agency obligations                             1,226,250     9,707,813    1,110,828
==========================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis based on the information currently available to the Funds. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of income on certain securities, which are treated as debt securities for income tax purposes and equity securities for financial statement purposes, and timing differences in recognizing certain gains and losses on security transactions.

At January 31, 2004, the cost of investments were as follows:

                                         QUALITY         QUALITY        QUALITY
                                       PREFERRED       PREFERRED      PREFERRED
                                          INCOME        INCOME 2       INCOME 3
                                           (JTP)           (JPS)          (JHP)
--------------------------------------------------------------------------------
Cost of investments              $1,316,199,638   $2,485,246,169   $498,366,882
================================================================================


Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2004, were as follows:


                                         QUALITY         QUALITY        QUALITY
                                       PREFERRED       PREFERRED      PREFERRED
                                          INCOME        INCOME 2       INCOME 3
                                           (JTP)           (JPS)          (JHP)
--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                     $110,287,541    $243,696,138    $33,175,339
   Depreciation                       (4,490,370)     (4,950,928)      (955,202)
--------------------------------------------------------------------------------
Net unrealized appreciation
   of investments                   $105,797,171    $238,745,210    $32,220,137
================================================================================

The tax components of undistributed net ordinary income and net realized gains at July 31, 2003, the Funds' last fiscal year end, were as follows:


                                         QUALITY         QUALITY        QUALITY
                                       PREFERRED       PREFERRED      PREFERRED
                                          INCOME        INCOME 2       INCOME 3
                                           (JTP)           (JPS)          (JHP)
--------------------------------------------------------------------------------
Undistributed net ordinary
  income *                           $17,864,493     $25,684,356     $6,530,948
Undistributed net long-term
  capital gains                               --              --             --
================================================================================

*Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended July 31, 2003, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:


                                         QUALITY         QUALITY        QUALITY
                                       PREFERRED       PREFERRED      PREFERRED
                                          INCOME        INCOME 2       INCOME 3
                                           (JTP)           (JPS)          (JHP)
--------------------------------------------------------------------------------
Distributions from net
  ordinary income *                  $79,694,828    $108,646,966    $13,076,411
Distributions from net long-term
  capital gains                               --              --             --
================================================================================

*Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

At July 31, 2003, the Funds' last fiscal year end, Quality Preferred Income
(JTP) had an unused capital loss carryforward of $1,653,878 available to be applied against future capital gains, if any. If not applied, the carryforward will expire in the year 2011.

Quality Preferred Income (JTP) elected to defer net realized losses from investments incurred from November 1, 2002 through July 31, 2003 ("post-October losses") in accordance with Federal income tax regulations. Quality Preferred Income (JTP) had $28,137,157 of post-October losses that were treated as having arisen on the first day of the current fiscal year.

Calculation of certain of the amounts presented above (namely, undistributed net ordinary income for tax purposes) involves the application of complex aspects of the Internal Revenue Code to certain securities held by the Funds. In calculating the amount of taxable income derived from these securities, management made assumptions as to the correct tax treatment of certain of those securities and made estimates about the tax characteristics of income received from those securities, based on information currently available to the Funds. The use of these assumptions and estimates will not affect the qualification of the Funds as regulated investment companies under Subchapter M of the Internal Revenue Code, nor is it expected that these assumptions and estimates will be used in computing taxable income for purposes of preparing the federal and state income and excise tax returns.

Notes to
    Financial Statements (Unaudited) (continued)



5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under each Fund's investment management agreement with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon each Fund's average daily managed assets. "Managed Assets" means the average daily net assets of each Fund including assets attributable to FundPreferred shares and the principal amount of borrowings, if any.

AVERAGE DAILY MANAGED ASSETS                                      MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $500 million                                                .9000%
For the next $500 million                                                 .8750
For the next $500 million                                                 .8500
For the next $500 million                                                 .8250
For Managed Assets over $2 billion                                        .8000
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Spectrum Asset Management, Inc. ("Spectrum"), under which Spectrum manages the investment portfolios of the Funds. Spectrum is compensated for its services to the Funds from the management fee paid to the Adviser. Spectrum also receives compensation on certain portfolio transactions for providing brokerage services to the Funds.

The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

For the first eight years of Quality Preferred Income's (JTP) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                     YEAR ENDING
JUNE 30,                                           JUNE 30,
--------------------------------------------------------------------------------
2002*                     .32%                          2007                .32%
2003                      .32                           2008                .24
2004                      .32                           2009                .16
2005                      .32                           2010                .08
2006                      .32
================================================================================

*From the commencement of operations.

The Adviser has not agreed to reimburse Quality Preferred Income (JTP) for any portion of its fees and expenses beyond June 30, 2010.

For the first eight years of Quality Preferred Income 2's (JPS) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                     YEAR ENDING
SEPTEMBER 30,                                 SEPTEMBER 30,
--------------------------------------------------------------------------------
2002*                     .32%                          2007                .32%
2003                      .32                           2008                .24
2004                      .32                           2009                .16
2005                      .32                           2010                .08
2006                      .32
================================================================================

*From the commencement of operations.

The Adviser has not agreed to reimburse Quality Preferred Income 2 (JPS) for any portion of its fees and expenses beyond September 30, 2010.

For the first eight years of Quality Preferred Income 3's (JHP) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                     YEAR ENDING
DECEMBER 31,                                   DECEMBER 31,
--------------------------------------------------------------------------------
2002*                     .32%                          2007                .32%
2003                      .32                           2008                .24
2004                      .32                           2009                .16
2005                      .32                           2010                .08
2006                      .32
================================================================================

*From the commencement of operations.

The Adviser has not agreed to reimburse Quality Preferred Income 3 (JHP) for any portion of its fees and expenses beyond December 31, 2010.

6. SUBSEQUENT EVENTS - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their net investment income which were paid on April 1, 2004, to shareholders of record on March 15, 2004:

                                               QUALITY      QUALITY      QUALITY
                                             PREFERRED    PREFERRED    PREFERRED
                                                INCOME     INCOME 2     INCOME 3
                                                 (JTP)        (JPS)        (JHP)
--------------------------------------------------------------------------------
Dividend per share                              $.1050       $.1050       $.1030
================================================================================


                        Financial
                                Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:
                                                      Investment Operations                                 Less Distributions
                                -----------------------------------------------------------------   --------------------------------
                                                          Distributions   Distributions
                                                               from Net            from                    Net
                     Beginning                      Net      Investment         Capital             Investment    Capital
                        Common                Realized/       Income to        Gains to              Income to   Gains to
                         Share         Net   Unrealized   FundPreferred   FundPreferred                 Common     Common
                     Net Asset  Investment   Investment          Share-          Share-                 Share-     Share-
                         Value      Income   Gain (Loss)        holders+        holders+    Total      holders    holders     Total
====================================================================================================================================
QUALITY PREFERRED
INCOME (JTP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                 $14.10       $ .61        $1.17           $(.04)            $--     $1.74       $ (.63)       $--    $ (.63)
2003                     14.12        1.31          .16            (.09)             --      1.38        (1.25)        --     (1.25)
2002(a)                  14.33         .06         (.25)             --              --      (.19)          --         --        --

QUALITY PREFERRED
INCOME 2 (JPS)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                  14.97         .65         1.30            (.04)             --      1.91         (.63)      (.10)     (.73)
2003(b)                  14.33        1.02          .79            (.07)             --      1.74         (.95)        --      (.95)

QUALITY PREFERRED
INCOME 3 (JHP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                  14.38         .63         1.29            (.04)             --      1.88         (.62)      (.12)     (.74)
2003(c)                  14.33         .67          .22            (.04)             --       .85         (.62)        --      (.62)
====================================================================================================================================
                                                                      Total Returns
                                                                  --------------------
                                                                               Based
                             Offering                                             on
                            Costs and         Ending                          Common
                        FundPreferred         Common               Based       Share
                                Share          Share     Ending       on         Net
                         Underwriting      Net Asset     Market   Market       Asset
                            Discounts          Value      Value    Value**     Value**
======================================================================================
QUALITY PREFERRED
INCOME (JTP)
--------------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                           $--         $15.21     $15.87    13.45%      12.54%
2003                             (.15)         14.10      14.59     4.95        9.15
2002(a)                          (.02)         14.12      15.15     1.00       (1.47)

QUALITY PREFERRED
INCOME 2 (JPS)
--------------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                            --          16.15      15.89    13.65       12.98
2003(b)                          (.15)         14.97      14.65     4.02       11.22

QUALITY PREFERRED
INCOME 3 (JHP)
--------------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                            --          15.52      15.48    13.18       13.31
2003(c)                          (.18)         14.38      14.36     (.19)       4.62
======================================================================================
                                                            Ratios/Supplemental Data
                         -----------------------------------------------------------------------------------------------
                                           Before Credit/Reimbursement       After Credit/Reimbursement***
                                         ------------------------------    --------------------------------
                                                         Ratio of Net                       Ratio of Net
                                           Ratio of        Investment        Ratio of         Investment
                              Ending       Expenses         Income to        Expenses          Income to
                                 Net     to Average           Average      to Average            Average
                              Assets     Net Assets        Net Assets      Net Assets         Net Assets
                          Applicable     Applicable        Applicable      Applicable         Applicable      Portfolio
                           to Common      to Common         to Common       to Common          to Common       Turnover
                         Shares (000)        Shares++          Shares++        Shares++           Shares++         Rate
========================================================================================================================
QUALITY PREFERRED
INCOME (JTP)
------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                   $  979,873           2.44%*            7.84%*          1.97%*             8.30%*           10%
2003                         907,746           2.38              8.84            1.91               9.31             45
2002(a)                      880,006            .96*             4.51*            .64*              4.83*             1

QUALITY PREFERRED
INCOME 2 (JPS)
------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                    1,929,733           2.12*             7.81*           1.66*              8.27*             8
2003(b)                    1,789,809           1.99*             7.59*           1.54*              8.04*            35

QUALITY PREFERRED
INCOME 3 (JHP)
------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(d)                      366,806           2.28*             7.90*           1.81*              8.37*             8
2003(c)                      339,499           1.97*             7.14*           1.53*              7.58*            57
========================================================================================================================
                            FundPreferred Shares at End of Period
                           ---------------------------------------
                             Aggregate    Liquidation
                                Amount     and Market        Asset
                           Outstanding          Value     Coverage
                                  (000)     Per Share    Per Share
==================================================================
QUALITY PREFERRED
INCOME (JTP)
------------------------------------------------------------------
Year Ended 7/31:
2004(d)                       $440,000        $25,000      $80,675
2003                           440,000         25,000       76,577
2002(a)                             --             --           --

QUALITY PREFERRED
INCOME 2 (JPS)
------------------------------------------------------------------
Year Ended 7/31:
2004(d)                        800,000         25,000       85,304
2003(b)                        800,000         25,000       80,932

QUALITY PREFERRED
INCOME 3 (JHP)
------------------------------------------------------------------
Year Ended 7/31:
2004(d)                        166,000         25,000       80,242
2003(c)                        166,000         25,000       76,129
==================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to FundPreferred shareholders; income ratios reflect income earned on assets attributable to FundPreferred shares. Each Ratio of Expenses to Average Net Assets Applicable to Common Shares and each Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares includes the effect of the interest expense paid on interest rate swap transactions as follows:

                                                     Ratio of
                                                 Net Interest
                                                      Expense
                                                   to Average
                                                   Net Assets
                                                Applicable to
                                                Common Shares
                                                -------------
        QUALITY PREFERRED INCOME (JTP)
        2004(d)                                           .94%*
        2003                                              .80
        2002(a)                                            --

        QUALITY PREFERRED INCOME 2 (JPS)
        2004(d)                                           .71*
        2003(b)                                           .58

        QUALITY PREFERRED INCOME 3 (JHP)
        2004(d)                                           .73*
        2003(c)                                           .51

(a) For the period June 25, 2002 (commencement of operations) through July 31, 2002.
(b) For the period September 24, 2002 (commencement of operations) through July 31, 2003.
(c) For the period December 18, 2002 (commencement of operations) through July 31, 2003.
(d)  For the six months ended January 31, 2004.


                                 See accompanying notes to financial statements.


                                  46-47 SPREAD

      <

Build Your Wealth
        Automatically



Sidebar text: Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.



NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
  Information

BOARD OF TRUSTEES
William E. Bennett
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
Anne E. Impellizzeri
William L. Kissick
Thomas E. Leafstrand
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Sheila W. Wellington

FUND MANAGER
Nuveen Institutional
Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

SUB-ADVISERS
Spectrum Asset
Management, Inc.
4 High Ridge Park
Stamford, CT 06905

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL



PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

NET ASSET VALUE (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

---------
Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period ended January 31, 2004. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
          for Generations



Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $90 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.



Distributed by
Nuveen Investments, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com



                                                                     ESA-D-0104D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable at this time.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes by which shareholders may recommend nominees to the registrant's Board of Trustees implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of
Schedule 14A (17 CFR 240.14a-101) or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/etf.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable at this time.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Quality Preferred Income Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: April 8, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: April 8, 2004
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: April 8, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.